Investment Strategy	Jun. 30, 2026
VictoryShares US 500 Volatility Wtd ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) directly or indirectly in the securities included in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index (the “Index”).The index is an unmanaged, volatility weighted index maintained exclusively by Nasdaq, Inc. (the “Index Provider”).The Index Provider is not affiliated with the Fund or the Adviser. The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities. The Index follows a rules-based methodology to construct its constituent securities: ◼The Index universe begins with all publicly traded U.S. stocks and then screens for all companies with positive earnings over the last twelve months. ◼The Index identifies the 500 largest U.S. stocks by market capitalization measured at the time the Index’s constituent securities are determined.◼The 500 stocks are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. The Index may include more than or fewer than 500 stocks depending on the number of companies meeting the Index’s criteria. As of September 30, 2026, the Index had a market capitalization range from $4.0 billion to $5.5 trillion. The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The index is an unmanaged, volatility weighted index maintained exclusively by Nasdaq, Inc. (the “Index Provider”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) directly or indirectly in the securities included in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index (the “Index”).
VictoryShares US Large Cap High Div Volatility Wtd ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) directly or indirectly in the securities included in the Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index (the “Index”).The Index is an unmanaged, volatility weighted index maintained exclusively by Nasdaq, Inc. (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Adviser.The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities. The Index follows a rules-based methodology to construct its constituent securities:◼The Index universe begins with the stocks included in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies by market capitalization with positive earnings over the last twelve months.◼The Index identifies the 100 highest dividend yielding stocks in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index.◼The 100 stocks are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. The Index may include more than or fewer than 100 stocks depending on the number of companies meeting the Index’s criteria. As of September 30, 2026, the Index had a market capitalization range from $4.0 billion to $669.2 billion.The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Index is an unmanaged, volatility weighted index maintained exclusively by Nasdaq, Inc. (the “Index Provider”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) directly or indirectly in the securities included in the Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index (the “Index”).
VictoryShares US Small Cap High Div Volatility Wtd ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) directly or indirectly in the securities included in the Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index (the “Index”). The Index is an unmanaged, volatility weighted index maintained exclusively by Nasdaq, Inc. (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Adviser.The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities. The Index follows a rules-based methodology to construct its constituent securities:◼The Index universe begins with the stocks included in the Nasdaq Victory US Small Cap 500 Volatility Weighted Index.◼The Index identifies the 100 highest dividend yielding stocks in the Nasdaq Victory US Small Cap 500 Volatility Weighted Index.◼The 100 stocks are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. The Index may include more than or fewer than 100 stocks depending on the number of companies meeting the Index’s criteria. As of September 30, 2026, the Index had a market capitalization range from $1.8 billion to 8.7 billion.The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Index is an unmanaged, volatility weighted index maintained exclusively by Nasdaq, Inc. (the “Index Provider”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) directly or indirectly in the securities included in the Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index (the “Index”).
VictoryShares Dividend Accelerator ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities included in the Nasdaq Victory Dividend Accelerator Index (the “Index”). The Index utilizes a rules-based approach designed to identify dividend paying stocks with a higher likelihood of future dividend growth. The Index is maintained exclusively by Nasdaq, Inc. (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Adviser.The companies eligible for inclusion in the Index are derived from its starting universe, the mid- to large-capitalization U.S. companies included in the Nasdaq US Large Mid Cap Index (“Parent Index”), an index maintained by the Index Provider. The Parent Index consists of those companies with market capitalizations representing the top 90% of the U.S. investable universe.The Index screens companies in the Parent Index using a number of proprietary fundamental factors that have been identified by a quantitative multi-factor selection process to identify dividend paying companies with a higher probability of future dividend growth. Within this smaller set of companies, the Index weights the constituent securities using a methodology designed to maximize dividend growth, measured at a portfolio level, within established portfolio constraints (such as maximum weightings of index constituents and sectors). The Index is reconstituted every April and rebalanced quarterly (based on information as of the prior month-end).The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index in proportion to their weightings in the Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Index utilizes a rules-based approach designed to identify dividend paying stocks with a higher likelihood of future dividend growth. The Index is maintained exclusively by Nasdaq, Inc. (the “Index Provider”)
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The companies eligible for inclusion in the Index are derived from its starting universe, the mid- to large-capitalization U.S. companies included in the Nasdaq US Large Mid Cap Index (“Parent Index”), an index maintained by the Index Provider. The Parent Index consists of those companies with market capitalizations representing the top 90% of the U.S. investable universe.The Index screens companies in the Parent Index using a number of proprietary fundamental factors that have been identified by a quantitative multi-factor selection process to identify dividend paying companies with a higher probability of future dividend growth. Within this smaller set of companies, the Index weights the constituent securities using a methodology designed to maximize dividend growth, measured at a portfolio level, within established portfolio constraints (such as maximum weightings of index constituents and sectors). The Index is reconstituted every April and rebalanced quarterly (based on information as of the prior month-end).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities included in the Nasdaq Victory Dividend Accelerator Index (the “Index”).
VictoryShares US Multi-Factor Minimum Volatility ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, The Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities included in the Nasdaq Victory US Multi-Factor Minimum Volatility Index (the “Index”).The Index utilizes a rules-based approach designed to generate investment returns with less volatility than the broader U.S. market. The Index is maintained exclusively by Nasdaq, Inc. (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Adviser.The companies eligible for inclusion in the Index are derived from its starting universe, the mid- and large-capitalization U.S. companies included in the Nasdaq US Large Mid Cap Index (“Parent Index”), an index maintained by the Index Provider. The Parent Index consists of those U.S. companies with market caps representing the top 90% of the U.S. investable universe.The Index Provider considers a company to be a U.S. company if it is economically tied to the U.S. In general, a company is treated as being economically tied to the United States if: (1) the company is incorporated and domiciled in the U.S., (2) the company makes public filings with U.S. securities regulators, and (3) the company’s securities are listed on a U.S. exchange. In addition, the Index Provider treats companies that are incorporated in certain identified countries to benefit from tax, legal or other advantages, but which otherwise meet these requirements, as being economically tied to the United States.The Index is designed to construct a diversified portfolio with superior risk-adjusted returns by first ranking companies using a number of proprietary fundamental factors, such as dividend yield, sales growth and other financial metrics that have been identified by a quantitative multi-factor selection process to identify the companies that are most likely to outperform the broader U.S. market. The companies in the top 20% of the ranking are included in the Index. Within this smaller set of companies, the Index uses an optimization tool to weight the individual securities to minimize absolute volatility, measured at a portfolio level, within established portfolio constraints (such as minimum and maximum weightings of index constituents and sectors). The Index is reconstituted every April and October (based on information as of the prior month-end).The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index in proportion to their weightings in the Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Index utilizes a rules-based approach designed to generate investment returns with less volatility than the broader U.S. market. The Index is maintained exclusively by Nasdaq, Inc. (the “Index Provider”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	he companies eligible for inclusion in the Index are derived from its starting universe, the mid- and large-capitalization U.S. companies included in the Nasdaq US Large Mid Cap Index (“Parent Index”), an index maintained by the Index Provider. The Parent Index consists of those U.S. companies with market caps representing the top 90% of the U.S. investable universe.The Index Provider considers a company to be a U.S. company if it is economically tied to the U.S. In general, a company is treated as being economically tied to the United States if: (1) the company is incorporated and domiciled in the U.S., (2) the company makes public filings with U.S. securities regulators, and (3) the company’s securities are listed on a U.S. exchange. In addition, the Index Provider treats companies that are incorporated in certain identified countries to benefit from tax, legal or other advantages, but which otherwise meet these requirements, as being economically tied to the United States.The Index is designed to construct a diversified portfolio with superior risk-adjusted returns by first ranking companies using a number of proprietary fundamental factors, such as dividend yield, sales growth and other financial metrics that have been identified by a quantitative multi-factor selection process to identify the companies that are most likely to outperform the broader U.S. market. The companies in the top 20% of the ranking are included in the Index. Within this smaller set of companies, the Index uses an optimization tool to weight the individual securities to minimize absolute volatility, measured at a portfolio level, within established portfolio constraints (such as minimum and maximum weightings of index constituents and sectors). The Index is reconstituted every April and October (based on information as of the prior month-end).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, The Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities included in the Nasdaq Victory US Multi-Factor Minimum Volatility Index (the “Index”).
VictoryShares US 500 Enhanced Volatility Wtd ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) directly or indirectly in the securities included in the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index (the “Index”). The Index is an unmanaged, volatility weighted index maintained exclusively by Nasdaq, Inc. (the “Index Provider”).The Index Provider is not affiliated with the Fund or the Adviser.The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities. In accordance with a rules-based mathematical formula, the Index tactically reduces its exposure to the equity markets during periods of significant market decline and reallocates to stocks when market prices have further declined or rebounded. The term “Enhanced” in the Fund’s name refers to a feature of the Index that is designed to enhance risk-adjusted returns while attempting to minimize downside market risk through defensive positioning, as described below.The Index follows a rules-based methodology to construct its constituent securities:◼The Index universe begins with all publicly traded U.S. stocks and then screens for all companies with positive earnings across the last 12 months.◼The Index identifies the 500 largest U.S. stocks by market capitalization measured at the time the Index’s constituent securities are determined.◼The 500 stocks are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. The Index may include more than or fewer than 500 stocks depending on the number of companies meeting the Index’s criteria. As of September 30, 2026, the Index had a market capitalization range from $4.0 billion to $5.5 trillion.The Index follows a mathematical index construction process designed to limit risk during periods of significant (non-normal) market decline by reducing its exposure to the equity market by allocating a portion of the Index to cash or cash equivalents. Market decline is measured at month-end by reference to the Nasdaq Victory US Large Cap 500 Volatility Weighted Index (“Reference Index”), an unmanaged, volatility weighted index, which is composed of the same securities as in the Index but without any allocation to cash or cash equivalents.A “significant market decline” means a decline of 10% or more from the Reference Index’s all-time daily high closing value compared to its most recent month-end closing value, during which the Index’s exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.During a period of significant market decline that is 10% or more but less than 20% (the “initial trigger point”), the Index will allocate 75% of the stocks included in the Index to cash or cash equivalents, with the remaining 25% consisting of stocks included in the Reference Index. The Index will reallocate all or a portion of its cash or cash equivalents to stocks when the Reference Index reaches certain additional trigger points, measured at a subsequent month end, as follows: ◼The Index will return to being 100% allocated to stocks if the subsequent month end closing value of the stocks in the Reference Index returns to a level that is less than the initial trigger point. ◼If the Reference Index declines by 20% or more but less than 30% from its all-time daily high closing value as measured at a subsequent month end, the Index will reallocate an additional 25% to the stocks in the Reference Index at their current securities weightings and the Index will then be 50% allocated to stocks included in the Reference Index. ◼If the Reference Index declines by 30% or more but less than 40% from its all-time daily high closing value as measured at a subsequent month end, the Index will reallocate another 25% to the stocks of the Reference Index at their current securities weighting and the Index will then be 75% allocated to stocks included in the Reference Index. ◼If the Reference Index declines by 40% or more from its all-time daily high closing value as measured at a subsequent month end, the Index will reallocate the remaining 25% to the stocks in the Reference Index at their current securities weighting. At this point, the Index will be 100% allocated to stocks included in the Reference Index. The Index will make any prescribed allocations to cash in accordance with the mathematical formula only at month end. In the event that it does, the Fund may experience higher portfolio turnover and incur additional transaction costs.During any periods of significant market decline, when the Index’s exposure to the market is less than 100%, the cash portion of the Index will be invested in 30-day U.S. Treasury bills or in money market mutual funds that primarily invest in short-term U.S. Treasury obligations.While the Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index, at times the Fund may pursue its investment objective by investing in the Index securities indirectly by investing all or a portion of its assets in another investment company advised by the Adviser, including an exchange-traded fund (“ETF”), that seeks to track the Index or the Reference Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Index follows a rules-based methodology to construct its constituent securities:◼The Index universe begins with all publicly traded U.S. stocks and then screens for all companies with positive earnings across the last 12 months.◼The Index identifies the 500 largest U.S. stocks by market capitalization measured at the time the Index’s constituent securities are determined.◼The 500 stocks are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. The Index may include more than or fewer than 500 stocks depending on the number of companies meeting the Index’s criteria. As of September 30, 2026, the Index had a market capitalization range from $4.0 billion to $5.5 trillion.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	While the Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index, at times the Fund may pursue its investment objective by investing in the Index securities indirectly by investing all or a portion of its assets in another investment company advised by the Adviser, including an exchange-traded fund (“ETF”), that seeks to track the Index or the Reference Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) directly or indirectly in the securities included in the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index (the “Index”). The Index is an unmanaged, volatility weighted index maintained exclusively by Nasdaq, Inc. (the “Index Provider”).
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) directly or indirectly in the securities included in the Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index (the “Index”). The Index is an unmanaged, volatility weighted index maintained exclusively by Nasdaq, Inc. (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Adviser.The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities. In accordance with a rules-based mathematical formula, the Index tactically reduces its exposure to the equity markets during periods of significant market decline and reallocates to stocks when market prices have further declined or rebounded. The term “Enhanced” in the Fund’s name refers to a feature of the Index that is designed to enhance risk-adjusted returns while attempting to minimize downside market risk through defensive positioning, as described below.The Index follows a rules-based methodology to construct its constituent securities:◼The Index universe begins with the stocks included in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies by market capitalization with positive earnings over the last 12 months.◼The Index identifies the 100 highest dividend yielding stocks in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index.◼The 100 stocks are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. The Index may include less than 100 stocks depending on the number of companies meeting the Index’s criteria. As of September 30, 2026, the Index had a market capitalization range from $4.0 billion to $669.2 billion.The Index follows a mathematical index construction process designed to limit risk during periods of significant (non-normal) market decline by reducing its exposure to the equity market by allocating a portion of the index to cash or cash equivalents. Market decline is measured at month-end by reference to the Nasdaq Victory US Large Cap 100 High Dividend Volatility Weighted Index (“Reference Index”), which is composed of the same securities as in the Index but without any allocation to cash.A “significant market decline” means a decline of 8% or more from the Reference Index’s all-time daily high closing value compared to its most recent month-end closing value, during which the Index’s exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.During a period of significant market decline that is 8% or more but less than 16% (the “initial trigger point”), the Index will allocate 75% of the stocks included in the Index to cash or cash equivalents, with the remaining 25% consisting of stocks included in the Reference Index. The Index will reallocate all or a portion of its cash or cash equivalents to stocks when the Reference Index reaches certain additional trigger points, measured at a subsequent month end, as follows: ◼The Index will return to being 100% allocated to stocks if the subsequent month end closing value of the stocks in the Reference Index returns to a level that is less than the initial trigger point. ◼If the Reference Index declines by 16% or more but less than 24% from its all-time daily high closing value as measured at a subsequent month end, the Index will reallocate an additional 25% to the stocks in the Reference Index at their current securities weightings and the Index will then be 50% allocated to stocks included in the Reference Index. ◼If the Reference Index declines by 24% or more but less than 32% from its all-time daily high closing value as measured at a subsequent month end, the Index will reallocate another 25% to the stocks of the Reference Index at their current securities weighting and the Index will then be 75% allocated to stocks included in the Reference Index. ◼If the Reference Index declines by 32% or more from its all-time daily high closing value as measured at a subsequent month end, the Index will reallocate the remaining 25% to the stocks in the Reference Index at their current securities weighting. At this point, the Index will be 100% allocated to stocks included in the Reference Index. The Index will make any prescribed allocations to cash in accordance with the mathematical formula only at month end. In the event that it does, the Fund may experience higher portfolio turnover and incur additional transaction costs.During any periods of significant market decline, when the Index’s exposure to the market is less than 100%, the cash portion of the Index will be invested in 30-day U.S. Treasury bills or in money market mutual funds that primarily invest in short-term U.S. Treasury obligations. While the Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index, at times the Fund may pursue its investment objective by investing in the Index securities indirectly by investing all or a portion of its assets in another investment company advised by the Adviser, including an exchange-traded fund (“ETF”), that seeks to track the Index or the Reference Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities. In accordance with a rules-based mathematical formula, the Index tactically reduces its exposure to the equity markets during periods of significant market decline and reallocates to stocks when market prices have further declined or rebounded. The term “Enhanced” in the Fund’s name refers to a feature of the Index that is designed to enhance risk-adjusted returns while attempting to minimize downside market risk through defensive positioning, as described below.The Index follows a rules-based methodology to construct its constituent securities:◼The Index universe begins with the stocks included in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies by market capitalization with positive earnings over the last 12 months.◼The Index identifies the 100 highest dividend yielding stocks in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index.◼The 100 stocks are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. The Index may include less than 100 stocks depending on the number of companies meeting the Index’s criteria. As of September 30, 2026, the Index had a market capitalization range from $4.0 billion to $669.2 billion.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	While the Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index, at times the Fund may pursue its investment objective by investing in the Index securities indirectly by investing all or a portion of its assets in another investment company advised by the Adviser, including an exchange-traded fund (“ETF”), that seeks to track the Index or the Reference Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) directly or indirectly in the securities included in the Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index (the “Index”). The Index is an unmanaged, volatility weighted index maintained exclusively by Nasdaq, Inc. (the “Index Provider”).
VictoryShares Core Plus Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities. Derivatives and other instruments that provide exposure to debt securities or have similar economic characteristics may be used to satisfy the Fund’s 80% policy. The effective duration of the Fund is generally within two years of that of the Bloomberg U.S. Aggregate Bond Index. The debt securities in which the Fund may invest include government obligations (including U.S., state, and local governments, their agencies and instrumentalities); mortgage- and asset-backed securities (including collateralized debt obligations and collateralized mortgage obligations); corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics.Up to 65% of the Fund’s assets may be invested in corporate bonds. The Fund will invest primarily in investment-grade securities, but may invest up to 20% of its net assets in below-investment-grade securities, which are sometimes referred to as high-yield or “junk” bonds. The Fund may invest up to 20% of its net assets in U.S. dollar-denominated obligations of foreign and emerging market governments, corporations, and banks (i.e., Yankee Bonds). The Fund also may invest in securities not considered foreign securities that carry foreign credit exposure (e.g., any debt of a foreign company issued in U.S. dollars).The Adviser uses a proprietary credit rating methodology in selecting investments for the Fund.The Adviser’s credit rating methodology includes, in addition to the portfolio management team’s insights and experience, a number of proprietary credit rating models specific to asset class and industry categories. The Adviser uses these models to assess the credit risk of prospective securities for inclusion in the portfolio. The result of the credit assessment is the assignment of an internal credit rating. The same credit rating methodology is used both in initiating the prospective security’s internal credit rating and in the regular and periodic reviews conducted while the security is held.In applying its investment process, the Fund may also engage in relative value trading, a strategy in which the Fund reallocates assets across different asset classes, sectors, rating categories, structural characteristics, and issuers. Relative value trading is designed to take advantage of what the Adviser believes to be mispricing in the market and is intended to enhance the Fund’s returns, though it may increase the Fund’s portfolio turnover rate.The Fund may use futures, including U.S. Treasury futures, to manage duration (e.g., the Adviser may buy or sell U.S. Treasury futures to bring the Fund’s duration closer to the duration of the Fund’s benchmark), increase or decrease its exposure to changing security prices or other factors that affect security values, enhance income, hedge against certain risks, or keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to a market.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The debt securities in which the Fund may invest include government obligations (including U.S., state, and local governments, their agencies and instrumentalities); mortgage- and asset-backed securities (including collateralized debt obligations and collateralized mortgage obligations); corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Adviser uses a proprietary credit rating methodology in selecting investments for the Fund.The Adviser’s credit rating methodology includes, in addition to the portfolio management team’s insights and experience, a number of proprietary credit rating models specific to asset class and industry categories. The Adviser uses these models to assess the credit risk of prospective securities for inclusion in the portfolio. The result of the credit assessment is the assignment of an internal credit rating. The same credit rating methodology is used both in initiating the prospective security’s internal credit rating and in the regular and periodic reviews conducted while the security is held.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities.
VictoryShares Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in corporate bonds. Derivative and other instruments that provide exposure to corporate bonds or have similar economic characteristics may be used to satisfy the Fund’s 80% policy. The Fund will invest primarily in investment-grade securities, but may invest up to 10% of its net assets in below-investment-grade corporate credit securities, which are sometimes referred to as high-yield or “junk” bonds.The Fund’s investments in investment-grade securities include (a) securities rated or subject to a guarantee that is rated within the investment-grade categories listed by at least one of the major rating agencies (for example, Baa3 and above by Moody’s Investors Service, Inc. or BBB- and above by Standard & Poor’s or Fitch), or (b) unrated securities determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of its assets in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. The Fund may invest up to 30% of its net assets in U.S. dollar-denominated obligations of foreign and emerging market governments, corporations, and banks (i.e., Yankee Bonds). The Fund also may invest in securities not considered foreign securities that carry foreign credit exposure (e.g., any debt of a foreign company issued in U.S. dollars).The Adviser uses a proprietary credit rating methodology in selecting investments for the Fund.The Adviser’s credit rating methodology includes, in addition to the portfolio management team’s insights and experience, a number of proprietary credit rating models specific to asset class and industry categories. The Adviser uses these models to assess the credit risk of prospective securities for inclusion in the portfolio. The result of the credit assessment is the assignment of an internal credit rating. The same credit rating methodology is used both in initiating the prospective security’s internal credit rating and in the regular and periodic reviews conducted while the security is held.In applying its investment process, the Fund may also engage in relative value trading, a strategy in which the Fund reallocates assets across different sectors, rating categories, structural characteristics, and issuers. Relative value trading is designed to take advantage of what the Adviser believes to be mispricing in the market and is intended to enhance the Fund’s returns, though it may increase the Fund’s portfolio turnover rate.The Fund may use futures, including U.S. Treasury futures, to manage duration (e.g., the Adviser may buy or sell U.S. Treasury futures to bring the Fund’s duration closer to the duration of the Fund’s benchmark), increase or decrease its exposure to changing security prices or other factors that affect security values, enhance income, hedge against certain risks, or keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to a market.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund will invest primarily in investment-grade securities, but may invest up to 10% of its net assets in below-investment-grade corporate credit securities, which are sometimes referred to as high-yield or “junk” bonds.The Fund’s investments in investment-grade securities include (a) securities rated or subject to a guarantee that is rated within the investment-grade categories listed by at least one of the major rating agencies (for example, Baa3 and above by Moody’s Investors Service, Inc. or BBB- and above by Standard & Poor’s or Fitch), or (b) unrated securities determined by the Adviser to be of comparable quality.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Adviser uses a proprietary credit rating methodology in selecting investments for the Fund.The Adviser’s credit rating methodology includes, in addition to the portfolio management team’s insights and experience, a number of proprietary credit rating models specific to asset class and industry categories. The Adviser uses these models to assess the credit risk of prospective securities for inclusion in the portfolio. The result of the credit assessment is the assignment of an internal credit rating. The same credit rating methodology is used both in initiating the prospective security’s internal credit rating and in the regular and periodic reviews conducted while the security is held.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in corporate bonds.
VictoryShares Short-Term Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities. Derivative and other instruments that provide exposure to debt securities or have similar economic characteristics may be used to satisfy the Fund’s 80% policy. The effective duration of the Fund is generally within one year of that of the Bloomberg 1-3 Year Credit Index. The debt securities in which the Fund typically invests include a mix of government obligations (including U.S., state, and local governments, their agencies and instrumentalities); mortgage- and asset-backed securities (including collateralized debt obligations and collateralized mortgage obligations); corporate debt securities; and other securities believed to have debt-like characteristics. The Fund will invest primarily in investment-grade securities, but may invest up to 20% of its net assets in below-investment-grade securities, which sometimes are referred to as high-yield securities or “junk” bonds.The Fund may invest up to 20% of its net assets in foreign debt securities, including non-U.S. dollar-denominated securities and securities of companies in emerging market countries (i.e., those that are in the early stages of their industrial cycles). The Fund also may invest in securities not considered foreign securities that carry foreign credit exposure.The Fund may use futures, including U.S. Treasury futures, to manage duration, increase or decrease its exposure to changing security prices or other factors that affect security values, enhance income, hedge against certain risks, or keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to a market.The Adviser searches for securities that represent value at the time of purchase given current market conditions. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity. The Adviser recognizes value by simultaneously analyzing the interaction of these factors among the securities available in the market.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The debt securities in which the Fund typically invests include a mix of government obligations (including U.S., state, and local governments, their agencies and instrumentalities); mortgage- and asset-backed securities (including collateralized debt obligations and collateralized mortgage obligations); corporate debt securities; and other securities believed to have debt-like characteristics.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Adviser searches for securities that represent value at the time of purchase given current market conditions. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity. The Adviser recognizes value by simultaneously analyzing the interaction of these factors among the securities available in the market.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities.
VictoryShares Core Intermediate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities. Derivative and other instruments that provide exposure to debt securities or have similar economic characteristics may be used to satisfy the Fund’s 80% policy. The effective duration of the Fund is generally within two years of that of the Bloomberg U.S. Aggregate Bond Index. The debt securities in which the Fund typically invests include a mix of government obligations (including U.S., state, and local governments, their agencies and instrumentalities); mortgage- and asset-backed securities (including collateralized debt obligations and collateralized mortgage obligations); corporate debt securities; and other securities believed to have debt-like characteristics. The Fund will invest at least 35% of its net assets in government obligations under normal circumstances. The Fund will invest primarily in investment-grade securities, but may invest up to 5% of its net assets in below-investment-grade securities, which sometimes are referred to as high-yield securities or “junk” bonds.The Fund may invest up to 20% of its net assets in foreign debt securities, including non-U.S. dollar- denominated securities and securities of companies in emerging market countries (i.e., those that are in the early stages of their industrial cycles). The Fund also may invest in securities not considered foreign securities that carry foreign credit exposure.The Fund may use futures, including U.S. Treasury futures, to manage duration, increase or decrease its exposure to changing security prices or other factors that affect security values, enhance income, hedge against certain risks, or keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to a market.The Adviser searches for securities that represent value at the time of purchase given current market conditions. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity. The Adviser recognizes value by simultaneously analyzing the interaction of these factors among the securities available in the market.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The debt securities in which the Fund typically invests include a mix of government obligations (including U.S., state, and local governments, their agencies and instrumentalities); mortgage- and asset-backed securities (including collateralized debt obligations and collateralized mortgage obligations); corporate debt securities; and other securities believed to have debt-like characteristics.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Adviser searches for securities that represent value at the time of purchase given current market conditions. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity. The Adviser recognizes value by simultaneously analyzing the interaction of these factors among the securities available in the market.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities.
VictoryShares US Value Momentum ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities in the Index. Nasdaq, Inc. (the “Index Provider”) constructs the Index in accordance with a rules-based methodology.The Index is designed to deliver exposure to equity securities of large-capitalization U.S. issuers within the Nasdaq US 500 Large Cap Index (the “Parent Index”) that have higher exposure to value and momentum factors, while also maintaining moderate Index turnover and lower realized volatility than traditional capitalization-weighted indexes. The value factor indicates how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow. A value score is derived from a company’s valuation ratios, e.g., price-to-earnings, share price-to-book value, and price to operating cash flow. The momentum factor indicates whether changes in a company’s share price are trending up or down. A momentum score is calculated using a security’s price trends over the last six months and last 12 months (except the previous month), adjusted for volatility. A security is only evaluated within a single sector.The Index Provider ranks each stock of the Parent Index based on its value and momentum scores, relative to their sector classification, and creates a composite score for each stock by equally weighting the stock’s value and momentum score. The Index Provider then selects the top 25% of the ranked stocks of the Parent Index based on their composite scores for inclusion in the Index. The constituents are weighted such that securities with lower realized volatility are given higher Index weights. The Index rebalances quarterly, and is reconstituted quarterly. As of September 30, 2026, the Index included 125 securities, and the market capitalization of the issuers in the Index ranged from $10.4 billion to $2.0 trillion. The number of securities and range may change from time to time.The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index. The Fund also may invest up to 20% of its assets in instruments other than the securities in the Index, which the Adviser believes will help the Fund track the Index. Such instruments may include derivatives, including index futures, which the Fund may use for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly.The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated. As of the date of this Prospectus, the Fund is not concentrated in any industry or group of industries. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Index is designed to deliver exposure to equity securities of large-capitalization U.S. issuers within the Nasdaq US 500 Large Cap Index (the “Parent Index”) that have higher exposure to value and momentum factors, while also maintaining moderate Index turnover and lower realized volatility than traditional capitalization-weighted indexes. The value factor indicates how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow. A value score is derived from a company’s valuation ratios, e.g., price-to-earnings, share price-to-book value, and price to operating cash flow. The momentum factor indicates whether changes in a company’s share price are trending up or down. A momentum score is calculated using a security’s price trends over the last six months and last 12 months (except the previous month), adjusted for volatility. A security is only evaluated within a single sector.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Index Provider ranks each stock of the Parent Index based on its value and momentum scores, relative to their sector classification, and creates a composite score for each stock by equally weighting the stock’s value and momentum score. The Index Provider then selects the top 25% of the ranked stocks of the Parent Index based on their composite scores for inclusion in the Index. The constituents are weighted such that securities with lower realized volatility are given higher Index weights. The Index rebalances quarterly, and is reconstituted quarterly. As of September 30, 2026, the Index included 125 securities, and the market capitalization of the issuers in the Index ranged from $10.4 billion to $2.0 trillion. The number of securities and range may change from time to time.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities in the Index.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated. As of the date of this Prospectus, the Fund is not concentrated in any industry or group of industries. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time.
VictoryShares US Small Mid Cap Value Momentum ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities in the Index. Nasdaq, Inc. (the “Index Provider”) constructs the Index in accordance with a rules-based methodology. The Index is comprised solely of securities issued by U.S. small- and mid-capitalization companies.The Index is designed to deliver exposure to equity securities of small- and mid-capitalization U.S. issuers within the Nasdaq US 1300 Small Mid Cap Index (the “Parent Index”) that have higher exposure to value and momentum factors while also maintaining moderate Index turnover and lower realized volatility than traditional capitalization weighted indexes. The value factor indicates how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow. A value score is derived from a company’s valuation ratios, e.g., price to earnings, share price to book value, and price to operating cash flow. The momentum factor indicates whether changes in a company’s share price are trending up or down. A momentum score is calculated using a security’s price trends over the last six months and last 12 months (except the previous month), adjusted for volatility. A security is only evaluated within a single industry or sector. A liquidity filter is applied to screen out securities with low liquidity. Securities generally are filtered by selecting the top 90% by count of securities in the Parent Index, based on the highest 12-month annualized traded value.The Index Provider ranks each stock of the Parent Index based on its value and momentum scores, relative to their sector classification, and creates a composite score for each stock by equally weighting the stock’s value and momentum score. The Index Provider then selects the top 25% of the ranked stocks of the Parent Index based on their composite scores for inclusion in the Index. The constituents are weighted such that securities with lower realized volatility are given higher Index weights. The Index rebalances quarterly, and is reconstituted quarterly. As of September 30, 2026, the Index included 292 securities, and the market capitalization of the issuers in the Index ranged from $1.0 billion to $15.3 billion. The number of securities and range may change from time to time.The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index. The Fund also may invest up to 20% of its assets in instruments other than the securities in the Index, which the Adviser believes will help the Fund track the Index. Such instruments may include derivatives, including index futures, which the Fund may use for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly.The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated. As of the date of this Prospectus, the Fund is not concentrated in any industry or group of industries. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Index is comprised solely of securities issued by U.S. small- and mid-capitalization companies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Index is designed to deliver exposure to equity securities of small- and mid-capitalization U.S. issuers within the Nasdaq US 1300 Small Mid Cap Index (the “Parent Index”) that have higher exposure to value and momentum factors while also maintaining moderate Index turnover and lower realized volatility than traditional capitalization weighted indexes. The value factor indicates how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow. A value score is derived from a company’s valuation ratios, e.g., price to earnings, share price to book value, and price to operating cash flow. The momentum factor indicates whether changes in a company’s share price are trending up or down. A momentum score is calculated using a security’s price trends over the last six months and last 12 months (except the previous month), adjusted for volatility. A security is only evaluated within a single industry or sector. A liquidity filter is applied to screen out securities with low liquidity. Securities generally are filtered by selecting the top 90% by count of securities in the Parent Index, based on the highest 12-month annualized traded value.The Index Provider ranks each stock of the Parent Index based on its value and momentum scores, relative to their sector classification, and creates a composite score for each stock by equally weighting the stock’s value and momentum score. The Index Provider then selects the top 25% of the ranked stocks of the Parent Index based on their composite scores for inclusion in the Index. The constituents are weighted such that securities with lower realized volatility are given higher Index weights. The Index rebalances quarterly, and is reconstituted quarterly. As of September 30, 2026, the Index included 292 securities, and the market capitalization of the issuers in the Index ranged from $1.0 billion to $15.3 billion. The number of securities and range may change from time to time.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities in the Index.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated. As of the date of this Prospectus, the Fund is not concentrated in any industry or group of industries. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time.
VictoryShares International Value Momentum ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities in the Index, depositary receipts on securities in the Index, and securities underlying depositary receipts in the Index. Nasdaq, Inc. (the “Index Provider”) constructs the Index in accordance with a rules-based methodology.The Index is designed to deliver exposure to equity market performance in non-U.S. developed markets and provide higher exposure to value and momentum factors within the Nasdaq Developed Markets ex United States Large Mid Cap Index (the “Parent Index”) while also maintaining moderate Index turnover and lower realized volatility than traditional capitalization weighted indexes. The value factor indicates how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow. A value score is derived from a company’s valuation ratios, e.g., price to earnings, share price to book value, and price to operating cash flow. The momentum factor indicates whether changes in a company’s share price are trending up or down. A momentum score is calculated using a security’s price trends over the last six months and last 12 months (except the previous month), adjusted for volatility. A security is only evaluated within a single industry or sector.The Index Provider ranks each component of the Parent Index based on its value and momentum scores, relative to their sector classification, and creates a composite score for each stock by equally weighting the stock’s value and momentum score. The Index Provider then selects the top 25% of the ranked stocks of the Parent Index based on their composite scores for inclusion in the Index. The constituents are weighted such that securities with lower realized volatility are given higher Index weights. The Index rebalances quarterly, and is reconstituted quarterly. In order to limit over weighting, the Index has a defined threshold of 5% relative to the Parent Index in geographic regions, as defined by the Index Provider. As of September 30, 2026, the Index included 197 securities, and the Index provided exposure to the following countries: Australia, Austria, Canada, China, Denmark, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, Norway, Singapore, South Korea, Spain, Sweden, Switzerland, and the United Kingdom. The number of securities and the countries to which the Index provides exposure may change from time to time.The Index is comprised of equity securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).The Fund seeks to track the returns of the Index before fees and expenses by employing, under normal circumstances, a “sampling” process to invest in a representative sample of stocks included in the Index. The Fund’s portfolio managers select these stocks using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.The Fund also may invest up to 20% of its assets in instruments other than the securities in the Index, which the Adviser believes will help the Fund track the Index. Such instruments may include derivatives, including index futures, which the Fund may use for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly.The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated. As of the date of this Prospectus, the Fund is not concentrated in any industry or group of industries. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Index is comprised of equity securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Index is designed to deliver exposure to equity market performance in non-U.S. developed markets and provide higher exposure to value and momentum factors within the Nasdaq Developed Markets ex United States Large Mid Cap Index (the “Parent Index”) while also maintaining moderate Index turnover and lower realized volatility than traditional capitalization weighted indexes. The value factor indicates how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow. A value score is derived from a company’s valuation ratios, e.g., price to earnings, share price to book value, and price to operating cash flow. The momentum factor indicates whether changes in a company’s share price are trending up or down. A momentum score is calculated using a security’s price trends over the last six months and last 12 months (except the previous month), adjusted for volatility. A security is only evaluated within a single industry or sector.The Index Provider ranks each component of the Parent Index based on its value and momentum scores, relative to their sector classification, and creates a composite score for each stock by equally weighting the stock’s value and momentum score. The Index Provider then selects the top 25% of the ranked stocks of the Parent Index based on their composite scores for inclusion in the Index. The constituents are weighted such that securities with lower realized volatility are given higher Index weights. The Index rebalances quarterly, and is reconstituted quarterly. In order to limit over weighting, the Index has a defined threshold of 5% relative to the Parent Index in geographic regions, as defined by the Index Provider. As of September 30, 2026, the Index included 197 securities, and the Index provided exposure to the following countries: Australia, Austria, Canada, China, Denmark, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, Norway, Singapore, South Korea, Spain, Sweden, Switzerland, and the United Kingdom. The number of securities and the countries to which the Index provides exposure may change from time to time.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities in the Index, depositary receipts on securities in the Index, and securities underlying depositary receipts in the Index.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated. As of the date of this Prospectus, the Fund is not concentrated in any industry or group of industries. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time.
VictoryShares Emerging Markets Value Momentum ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities in the Index, depositary receipts on securities in the Index, and securities underlying depositary receipts in the Index. Nasdaq, Inc. (the “Index Provider”) constructs the Index in accordance with a rules-based methodology. The Index is comprised solely of securities issued by companies associated with emerging market countries as described more fully below.The Index is designed to deliver exposure to equity market performance in the global emerging markets and provide higher exposure to value and momentum factors within the Nasdaq Emerging Market Large Mid Cap Index (the “Parent Index”) while also maintaining moderate Index turnover and lower realized volatility than traditional capitalization weighted indexes. A liquidity filter is applied to screen out securities with low liquidity. Securities generally are filtered by selecting the top 90% by count of securities in the Parent Index, based on the highest 12-month annualized traded value. The Index Provider determines whether an issuer is located in a particular country by reference to the Index methodology.The value factor indicates how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow. A value score is derived from a company’s valuation ratios, e.g., price to earnings, share price to book value, and price to operating cash flow. The momentum factor indicates whether changes in a company’s share price are trending up or down. A momentum score is calculated using a security’s price trends over the last six months and last 12 months (except the previous month), adjusted for volatility. A security is only evaluated within a single industry or sector.The Index Provider ranks each stock of the Parent Index based on its value and momentum scores, relative to their sector classification, and creates a composite score for each stock by equally weighting the stock’s value and momentum score. The Index Provider then selects the top 25% of the ranked stocks of the Parent Index based on their composite scores for inclusion in the Index. The constituents are weighted such that securities with lower realized volatility are given higher Index weights. In order to limit over weighting, the Index has a defined threshold of 5% relative to the Parent Index in geographic regions, as defined by the Index Provider.The Index is comprised of equity securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).As of September 30, 2026, the Index included 173 securities, and the emerging market countries represented in the Index included: Brazil, Chile, China, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Poland, South Africa, Taiwan, Thailand, and Turkey. The number of securities and the emerging markets represented in the Index may change from time to time.The Fund seeks to track the returns of the Index before fees and expenses by employing, under normal circumstances, a “sampling” process to invest in a representative sample of stocks included in the Index. The Fund’s portfolio managers select these stocks using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.The Fund also may invest up to 20% of its assets in instruments other than the securities in the Index, which the Adviser believes will help the Fund track the Index. Such instruments may include derivatives, including index futures, which the Fund may use for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly.The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated. As of the date of this Prospectus, the Fund is not concentrated in any industry or group of industries. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time. The Index will rebalance quarterly, and reconstituted quarterly.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	As of September 30, 2026, the Index included 173 securities, and the emerging market countries represented in the Index included: Brazil, Chile, China, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Poland, South Africa, Taiwan, Thailand, and Turkey. The number of securities and the emerging markets represented in the Index may change from time to time.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Index is designed to deliver exposure to equity market performance in the global emerging markets and provide higher exposure to value and momentum factors within the Nasdaq Emerging Market Large Mid Cap Index (the “Parent Index”) while also maintaining moderate Index turnover and lower realized volatility than traditional capitalization weighted indexes. A liquidity filter is applied to screen out securities with low liquidity. Securities generally are filtered by selecting the top 90% by count of securities in the Parent Index, based on the highest 12-month annualized traded value. The Index Provider determines whether an issuer is located in a particular country by reference to the Index methodology.The value factor indicates how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow. A value score is derived from a company’s valuation ratios, e.g., price to earnings, share price to book value, and price to operating cash flow. The momentum factor indicates whether changes in a company’s share price are trending up or down. A momentum score is calculated using a security’s price trends over the last six months and last 12 months (except the previous month), adjusted for volatility. A security is only evaluated within a single industry or sector.The Index Provider ranks each stock of the Parent Index based on its value and momentum scores, relative to their sector classification, and creates a composite score for each stock by equally weighting the stock’s value and momentum score. The Index Provider then selects the top 25% of the ranked stocks of the Parent Index based on their composite scores for inclusion in the Index. The constituents are weighted such that securities with lower realized volatility are given higher Index weights. In order to limit over weighting, the Index has a defined threshold of 5% relative to the Parent Index in geographic regions, as defined by the Index Provider.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities in the Index, depositary receipts on securities in the Index, and securities underlying depositary receipts in the Index.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated. As of the date of this Prospectus, the Fund is not concentrated in any industry or group of industries. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time. The Index will rebalance quarterly, and reconstituted quarterly.
VictoryShares WestEnd U.S. Sector ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. equity securities of companies of any market capitalization size (e.g., small-, mid-, or large-cap) that are classified in one or more of the following sectors published by The Global Industry Classification Standard (“GICS®”): (1) Communication Services; (2) Consumer Discretionary; (3) Consumer Staples; (4) Energy; (5) Financials; (6) Health Care; (7) Industrials; (8) Information Technology; (9) Materials; (10) Real Estate; and (11) Utilities (“GICS® Sectors”). GICS® is an independent, industry classification system that assigns classifications based on an issuer’s primary business activity. The Fund may invest up to 10% of its assets in the shares of exchange-traded funds (“ETFs”) that primarily invest in U.S. equity securities of companies that are classified in one or more GICS® Sectors. The Fund’s investments in an ETF will count toward its “80%” policy to the extent that the ETF invests 80% or more of its assets in U.S. equity securities of companies that are classified in one or more GICS® Sectors. A security will be deemed to be economically tied to the United States if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity is located in the United States, (ii) a majority of the company’s revenues are derived from the United States or (iii) a majority of the company’s assets are located in the United States.Victory Capital Management Inc. (the “Adviser”) serves as the Fund’s investment adviser. WestEnd Advisors (“WestEnd”), an investment franchise of the Adviser, is responsible for the day-to-day investment management of the Fund.In selecting securities for the Fund, WestEnd analyzes how the overall economy, including the markets, businesses, consumers, and governments behave. It then examines economy-wide factors such as interest rates, inflation, price levels, rates of economic growth, national income, domestic product, and unemployment, among others. We refer to these factors as “macroeconomic” factors. Using this investment approach, WestEnd seeks to achieve favorable returns by investing in GICS® Sectors (or avoiding investments in particular sectors) based on its evaluation of these macroeconomic factors.After identifying the broad macroeconomic factors that affect each GICS® Sector, WestEnd seeks to identify those economic conditions that may lead to higher profits, revenues, or growth for companies in particular GICS® Sectors. WestEnd allocates the Fund’s investments in particular sectors that it believes will most benefit from those economic conditions. Similarly, it avoids investments in particular sectors when it believes that those sectors are less likely to benefit from those conditions. We refer to this process as “top-down” analysis.While the Fund may at any given time have significant investments in any one or more of the GICS® Sectors, as of the date of this Prospectus, the Fund expects that it will have significant investments in the Health Care and Information Technology GICS® Sectors. Depending on its market analysis, the Adviser may change its sector allocations at any time.WestEnd invests in individual equity securities by selecting companies within each targeted GICS® Sector held in the Victory US Large Cap 500 Index, weighted in proportion to their index weight. The Victory US Large Cap 500 Index is an unmanaged market-cap weighted index that consists of the largest 500 U.S. equity securities with readily available price data. Securities are sold when a targeted GICS® Sector has been eliminated or reduced from the sector model. Securities may also be sold as a result of being reduced or eliminated from the Victory US Large Cap 500 Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	WestEnd invests in individual equity securities by selecting companies within each targeted GICS® Sector held in the Victory US Large Cap 500 Index, weighted in proportion to their index weight. The Victory US Large Cap 500 Index is an unmanaged market-cap weighted index that consists of the largest 500 U.S. equity securities with readily available price data. Securities are sold when a targeted GICS® Sector has been eliminated or reduced from the sector model.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting securities for the Fund, WestEnd analyzes how the overall economy, including the markets, businesses, consumers, and governments behave. It then examines economy-wide factors such as interest rates, inflation, price levels, rates of economic growth, national income, domestic product, and unemployment, among others. We refer to these factors as “macroeconomic” factors. Using this investment approach, WestEnd seeks to achieve favorable returns by investing in GICS® Sectors (or avoiding investments in particular sectors) based on its evaluation of these macroeconomic factors.After identifying the broad macroeconomic factors that affect each GICS® Sector, WestEnd seeks to identify those economic conditions that may lead to higher profits, revenues, or growth for companies in particular GICS® Sectors. WestEnd allocates the Fund’s investments in particular sectors that it believes will most benefit from those economic conditions. Similarly, it avoids investments in particular sectors when it believes that those sectors are less likely to benefit from those conditions. We refer to this process as “top-down” analysis.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. equity securities of companies of any market capitalization size (e.g., small-, mid-, or large-cap) that are classified in one or more of the following sectors published by The Global Industry Classification Standard (“GICS®”): (1) Communication Services; (2) Consumer Discretionary; (3) Consumer Staples; (4) Energy; (5) Financials; (6) Health Care; (7) Industrials; (8) Information Technology; (9) Materials; (10) Real Estate; and (11) Utilities (“GICS® Sectors”).
VictoryShares WestEnd Global Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in the shares of exchange-traded funds (“ETFs”) that invest in equity securities. The Fund’s investments in an ETF will count toward its “80%” policy to the extent that the ETF has a policy to invest 80% or more of its assets in equity securities. The Fund will invest in securities of issuers without restriction as to market capitalization.Under normal circumstances, the Fund will invest at least 40% of its net assets (plus any borrowings for investment purposes) in ETFs that invest primarily in securities of issuers outside of the United States. During periods of unfavorable market conditions, the Fund may reduce its exposure to ETFs that invest primarily in securities of issuers outside of the United States, but typically will invest between 20%-40% of its net assets (plus any borrowings for investment purposes) in ETFs that invest primarily in securities of issuers outside of the United States.The Fund considers an ETF to be invested primarily in securities of issuers outside of the United States if the ETF has a policy to invest 80% or more of its assets in securities of issuers that are not deemed to be economically tied to the United States if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located outside of the United States; (ii) a majority of the issuer’s revenues are derived from outside of the United States; or (iii) a majority of the issuer’s assets are located outside of the United States.Victory Capital Management Inc. (the “Adviser”) serves as the Fund’s investment adviser. WestEnd Advisors (“WestEnd”), an investment franchise of the Adviser, is responsible for the day-to-day investment management of the Fund.In selecting ETFs for the Fund’s portfolio, WestEnd analyzes the overall economies in developed and emerging market countries and regions (e.g., Western Europe, Asia/Pacific, and the United Kingdom), including their markets, businesses, consumers, and governments. WestEnd then examines economic factors of these countries and regions such as interest rates, inflation, price levels, rates of economic growth, national income, gross domestic product, and unemployment, among others. WestEnd refers to these factors as “macroeconomic” factors. Using this investment approach, WestEnd seeks to achieve favorable returns by investing in ETFs in particular regions or sectors (or avoiding investments in particular regions or sectors) based on its evaluation of these macroeconomic factors.In identifying potential ETF investments for the Fund’s portfolio, WestEnd considers several factors including, among others, longevity of the investment adviser of an ETF, how long the ETF has traded, assets under management, the index tracked by the ETF, the ETF’s fees, the ETF’s liquidity, the liquidity of the ETF’s underlying holdings, the ETF’s bid/ask spread and fluctuation in premium/discount to NAV, and the ETF’s tracking error. After identifying potential ETFs for investment, WestEnd selects ETFs for the Fund primarily based on: 1) market exposure of securities held in the ETF; 2) the ETF’s cost structure; and 3) the liquidity of the ETF’s underlying securities and the liquidity of the ETF itself.WestEnd allocates the Fund’s investments in ETFs that focus on particular regions and sectors that it believes will most benefit from those economic conditions. Similarly, it avoids investments in ETFs that focus in particular regions or sectors when it believes they are less likely to benefit from those conditions.WestEnd invests in portfolio ETFs with reference to the GICS® classification framework for its U.S. sector investments. The GICS® classification framework identifies 11 sectors. The Fund typically will hold ETFs in four to eight sectors at a given time, but may own each of the 11 sectors at some point over the course of a full economic cycle.The Fund will engage in frequent trading of its portfolio securities.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s investments in an ETF will count toward its “80%” policy to the extent that the ETF has a policy to invest 80% or more of its assets in equity securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting ETFs for the Fund’s portfolio, WestEnd analyzes the overall economies in developed and emerging market countries and regions (e.g., Western Europe, Asia/Pacific, and the United Kingdom), including their markets, businesses, consumers, and governments. WestEnd then examines economic factors of these countries and regions such as interest rates, inflation, price levels, rates of economic growth, national income, gross domestic product, and unemployment, among others. WestEnd refers to these factors as “macroeconomic” factors. Using this investment approach, WestEnd seeks to achieve favorable returns by investing in ETFs in particular regions or sectors (or avoiding investments in particular regions or sectors) based on its evaluation of these macroeconomic factors.In identifying potential ETF investments for the Fund’s portfolio, WestEnd considers several factors including, among others, longevity of the investment adviser of an ETF, how long the ETF has traded, assets under management, the index tracked by the ETF, the ETF’s fees, the ETF’s liquidity, the liquidity of the ETF’s underlying holdings, the ETF’s bid/ask spread and fluctuation in premium/discount to NAV, and the ETF’s tracking error. After identifying potential ETFs for investment, WestEnd selects ETFs for the Fund primarily based on: 1) market exposure of securities held in the ETF; 2) the ETF’s cost structure; and 3) the liquidity of the ETF’s underlying securities and the liquidity of the ETF itself.WestEnd allocates the Fund’s investments in ETFs that focus on particular regions and sectors that it believes will most benefit from those economic conditions. Similarly, it avoids investments in ETFs that focus in particular regions or sectors when it believes they are less likely to benefit from those conditions.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in the shares of exchange-traded funds (“ETFs”) that invest in equity securities.
VictoryShares Free Cash Flow ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities in the Index.VettaFi LLC (the “Index Provider”) constructs the Index in accordance with a rules-based methodology that selects 50 companies from the VettaFi US Equity Large/Mid-Cap 1000 Index (the “Parent Index”). As of September 30, 2026, the Index had a market capitalization range from $12.2 billion to $1.2 trillion. The actual range of market capitalization will vary over time according to changes in market capitalization of the securities in the Parent Index. The Index Provider is not affiliated with the Fund or the Adviser.The Index is designed to deliver exposure to equity securities of large-capitalization U.S. issuers within the Parent Index that have high free cash flow yields, which is a financial valuation metric that compares the free cash flow a company is expected to earn against its market value adjusted for a company’s debt and cash. The ratio is calculated by taking the free cash flow divided by the enterprise value. The initial Index universe is derived from the component companies of the Parent Index, excluding financial companies and real estate investment trusts. The Index Provider screens the initial universe of companies based on their projected free cash flows and earnings. Companies with negative projected free cash flows or earnings are removed from the Index universe. The remaining companies are ranked by their free cash flow yields. A growth score is then derived from each company’s growth metrics (e.g., sales trends and earnings trends) for the 75 companies with the highest free cash flow yields. The 50 companies with the highest growth scores are selected by the Index Provider for inclusion in the Index. Free Cash Flow Yields =Money the company has left over after paying its operating expenses and capital expensesEnterprise Value: Total value of a company taking into consideration both the current share price (market capitalization) and the cost to pay off debt (net debt, or debt minus cash)The Adviser believes that free cash flow is a useful measure for investors as it shows the cash a company has available after operating expenses and capital expenditures, indicating the company’s financial health and efficiency. A positive free cash flow indicates a company’s ability to generate sufficient revenue to maintain operations and potentially return value to shareholders.The Index employs a rules-based methodology that assigns scores to certain attributes related to free cash flows. Securities that achieve a higher score, or “weighting,” comprise a proportionately higher amount of the Index. The rules-based methodology assigns weightings by measuring a combination of total free cash flow and free cash flow yield (that is, the yield that the company earns on its free cash flow). Individual companies are capped at 4% of the Index. The rules-based methodology also limits the number of companies in any one sector. That is, companies in any one sector will not exceed 45% of the Index. In addition, the allocation of companies in any single sector (or “weighting”) will not exceed 20% of the weighting of that sector in the Parent Index. The Index rebalances quarterly and is reconstituted quarterly.The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index. The Fund also may invest up to 20% of its assets in instruments other than the securities in the Index, such as derivatives, including index futures, which the Fund may use for cash management to provide for liquidity to pay redemptions and fees (attempting to remain fully invested while maintaining liquidity).The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated. As of the date of this Prospectus, the Fund is not concentrated in any industry or group of industries. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	VettaFi LLC (the “Index Provider”) constructs the Index in accordance with a rules-based methodology that selects 50 companies from the VettaFi US Equity Large/Mid-Cap 1000 Index (the “Parent Index”). As of September 30, 2026, the Index had a market capitalization range from $12.2 billion to $1.2 trillion. The actual range of market capitalization will vary over time according to changes in market capitalization of the securities in the Parent Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Index employs a rules-based methodology that assigns scores to certain attributes related to free cash flows. Securities that achieve a higher score, or “weighting,” comprise a proportionately higher amount of the Index. The rules-based methodology assigns weightings by measuring a combination of total free cash flow and free cash flow yield (that is, the yield that the company earns on its free cash flow). Individual companies are capped at 4% of the Index. The rules-based methodology also limits the number of companies in any one sector. That is, companies in any one sector will not exceed 45% of the Index. In addition, the allocation of companies in any single sector (or “weighting”) will not exceed 20% of the weighting of that sector in the Parent Index. The Index rebalances quarterly and is reconstituted quarterly.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities in the Index.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated. As of the date of this Prospectus, the Fund is not concentrated in any industry or group of industries. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time.
VictoryShares Free Cash Flow Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities in the Victory Free Cash Flow Growth Index (the “Index”).VettaFi LLC (the “Index Provider”) constructs the Index in accordance with a rules-based methodology that screens for positive free cash flow and selects 100 growth companies with the highest score (each as described below) within the VettaFi US Equity Large/Mid-Cap 1000 Index (the “Parent Index”).The Index Provider is not affiliated with the Fund or the Adviser. The Index is designed to deliver exposure to equity securities of large-capitalization U.S. issuers of growth companies. To be included in the Index, these U.S. large-capitalization growth companies generally will have a positive “free cash flow growth trend” and have a high “free cash flow return on invested capital.” The initial Index universe is derived from the component companies of the Parent Index, excluding financial companies and real estate investment trusts.“Free Cash Flow on Invested Capital” is a financial valuation metric that compares the free cash flow a company is expected to earn against its invested capital. The ratio is calculated by taking the free cash flow divided by invested capital, which is comprised of shareholder equity and long-term debt. The Index Provider screens the initial universe of companies based on their projected free cash flows and earnings. Companies with negative projected free cash flows or earnings are removed from the Index universe. Companies are then evaluated to remove any stocks that have a negative “free cash flow growth trend.” A negative “free cash flow growth trend” is defined as a decreasing trend in free cash flow generation over the trailing five years. Conversely, a positive “free cash flow growth trend” is defined as an increasing trend in free cash flow generation over the trailing five years. The remaining companies are ranked by their ratio of free cash flow on invested capital. A growth score is then derived from each company’s growth metrics (evaluated using sales and EBITDA trends, and consensus analyst estimated long-term growth projections) for the 150 companies with the highest free cash flow on invested capital. The 100 companies with the highest growth scores are selected by the Index Provider for inclusion in the Index. Free Cash Flow Return on Invested Capital =Money the company has left over after paying its operating expenses and capital expensesTotal shareholder equity and long-term debtThe rules-based methodology assigns weightings by measuring a combination of total free cash flow and “absolute momentum,” which is defined as the absolute value of a company’s trailing 12-month, risk-adjusted total return and accounts for the magnitude of price fluctuations over the specified period without regard to whether the return is positive or negative. Individual companies are capped at 4% of the Index. The rules-based methodology also limits the amount of companies in any one sector. That is, companies in any one sector will not exceed 45% of the Index. In addition, the allocation of companies in any single sector (or “weighting”) will not exceed a weighting of more than 20% greater than the weighting of that sector in the Parent Index. The Index rebalances quarterly and is reconstituted quarterly.The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index. The Fund also may invest up to 20% of its assets in instruments other than the securities in the Index, such as derivatives, including index futures, which the Fund may use for cash management to provide for liquidity to pay redemptions and fees (attempting to remain fully invested while maintaining liquidity).The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated. As of the date of this Prospectus, the Fund is not concentrated in any industry or group of industries. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	VettaFi LLC (the “Index Provider”) constructs the Index in accordance with a rules-based methodology that screens for positive free cash flow and selects 100 growth companies with the highest score (each as described below) within the VettaFi US Equity Large/Mid-Cap 1000 Index (the “Parent Index”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The rules-based methodology assigns weightings by measuring a combination of total free cash flow and “absolute momentum,” which is defined as the absolute value of a company’s trailing 12-month, risk-adjusted total return and accounts for the magnitude of price fluctuations over the specified period without regard to whether the return is positive or negative. Individual companies are capped at 4% of the Index. The rules-based methodology also limits the amount of companies in any one sector. That is, companies in any one sector will not exceed 45% of the Index. In addition, the allocation of companies in any single sector (or “weighting”) will not exceed a weighting of more than 20% greater than the weighting of that sector in the Parent Index. The Index rebalances quarterly and is reconstituted quarterly.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities in the Victory Free Cash Flow Growth Index (the “Index”).
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated. As of the date of this Prospectus, the Fund is not concentrated in any industry or group of industries. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time.
VictoryShares International Free Cash Flow ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities in the Victory International Free Cash Flow Index.VettaFi LLC (the “Index Provider”) constructs the Index in accordance with a rules-based methodology that selects 100 companies from the VettaFi Developed Market Ex US Index (the “Parent Index”). As of September 30, 2026, the Index had a market capitalization range from $6.4 billion to $243.4 billion. The actual range of market capitalization will vary over time according to changes in market capitalization of the securities in the Parent Index. The Index Provider is not affiliated with the Fund or the Adviser.The Index is designed to deliver exposure to equity securities of non-U.S. developed markets within the Parent Index that have high free cash flow yields, which is a financial valuation metric that compares the free cash flow a company is expected to earn against its market value adjusted for a company’s debt and cash. The ratio is calculated by taking the free cash flow divided by the enterprise value. The initial Index universe is derived from the component companies of the Parent Index, excluding financial and real estate companies including real estate investment trusts. The Index Provider screens the initial universe of companies based on their projected free cash flows and earnings. Companies with negative projected free cash flows or earnings are removed from the Index universe. The remaining companies are ranked by their free cash flow yields. A growth score is then derived from each company’s growth metrics (e.g., sales trends and earnings trends) for the 150 companies with the highest free cash flow yields. The 100 companies with the highest growth scores are selected by the Index Provider for inclusion in the Index. Free Cash Flow Yields =Money the company has left over after paying its operating expenses and capital expensesEnterprise Value: Total value of a company taking into consideration both the current share price (market capitalization) and the cost to pay off debt (net debt, or debt minus cash)The Adviser believes that free cash flow is a useful measure for investors as it shows the cash a company has available after operating expenses and capital expenditures, indicating the company’s financial health and efficiency. A positive free cash flow indicates a company’s ability to generate sufficient revenue to maintain operations and potentially return value to shareholders.The Index employs a rules-based methodology that assigns scores to certain attributes related to free cash flows. Securities that achieve a higher score, or “weighting,” comprise a proportionately higher amount of the Index. The rules-based methodology assigns weightings by measuring a combination of total free cash flow and free cash flow yield (that is, the yield that the company earns on its free cash flow). Individual companies are capped at 4% of the Index. The rules-based methodology also limits the weight assigned to companies in any one sector. That is, companies in any one sector will not exceed 45% of the Index. In addition, the allocation of companies in any single sector (or “weighting”) will not exceed 20% of the weighting of that sector in the Parent Index. The Index rebalances quarterly and is reconstituted semi-annually.The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index. The Fund also may invest up to 20% of its assets in instruments other than the securities in the Index, such as derivatives, including index futures, which the Fund may use for cash management to provide for liquidity to pay redemptions and fees (attempting to remain fully invested while maintaining liquidity).The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated. As of the date of this Prospectus, the Fund is not concentrated in any industry or group of industries. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	VettaFi LLC (the “Index Provider”) constructs the Index in accordance with a rules-based methodology that selects 100 companies from the VettaFi Developed Market Ex US Index (the “Parent Index”). As of September 30, 2026, the Index had a market capitalization range from $6.4 billion to $243.4 billion.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Index employs a rules-based methodology that assigns scores to certain attributes related to free cash flows. Securities that achieve a higher score, or “weighting,” comprise a proportionately higher amount of the Index. The rules-based methodology assigns weightings by measuring a combination of total free cash flow and free cash flow yield (that is, the yield that the company earns on its free cash flow). Individual companies are capped at 4% of the Index. The rules-based methodology also limits the weight assigned to companies in any one sector. That is, companies in any one sector will not exceed 45% of the Index. In addition, the allocation of companies in any single sector (or “weighting”) will not exceed 20% of the weighting of that sector in the Parent Index. The Index rebalances quarterly and is reconstituted semi-annually.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities in the Victory International Free Cash Flow Index.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated. As of the date of this Prospectus, the Fund is not concentrated in any industry or group of industries. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time.
VictoryShares International Free Cash Flow Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities in the Victory International Free Cash Flow Growth Index (the “Index”).VettaFi LLC (the “Index Provider”) constructs the Index in accordance with a rules-based methodology that screens for positive free cash flow and selects 100 growth companies with the highest score (each as described below) within the VettaFi Developed Market Ex US Index (the “Parent Index”). The Index Provider is not affiliated with the Fund or the Adviser. The Index is designed to deliver exposure to equity securities of non-U.S. developed markets of growth companies. To be included in the Index, these non-U.S. large-capitalization growth companies generally will have a positive “free cash flow growth trend” and have a high “free cash flow return on invested capital.” The initial Index universe is derived from the component companies of the Parent Index, excluding financial and real estate companies including real estate investment trusts.“Free Cash Flow Return on Invested Capital” is a financial profitability metric that compares the free cash flow a company is expected to earn against its invested capital. The ratio is calculated by taking the free cash flow divided by invested capital, which is comprised of shareholder equity and long-term debt. The Index Provider screens the initial universe of companies based on their projected free cash flows and earnings. Companies with negative projected free cash flows or earnings are removed from the Index universe. Companies are then evaluated to remove any stocks that have a negative “free cash flow growth trend.” A negative “free cash flow growth trend” is defined as a decreasing trend in free cash flow generation over the trailing five years. Conversely, a positive “free cash flow growth trend” is defined as an increasing trend in free cash flow generation over the trailing five years. The remaining companies are ranked by their ratio of free cash flow return on invested capital. A growth score is then derived from each company’s growth metrics (evaluated using sales and EBITDA trends for the 150 companies with the highest free cash flow return on invested capital). The 100 companies with the highest growth scores are selected by the Index Provider for inclusion in the Index. Free Cash Flow Return on Invested Capital =Money the company has left over after paying its operating expenses and capital expensesTotal shareholder equity and long-term debtThe rules-based methodology assigns weightings by measuring a combination of total free cash flow and “absolute momentum,” which is defined as the absolute value of a company’s trailing 12-month, risk-adjusted total return and accounts for the magnitude of price fluctuations over the specified period without regard to whether the return is positive or negative. Individual companies are capped at 4% of the Index. The rules-based methodology also limits the weight assigned to companies in any one sector. That is, companies in any one sector will not exceed 45% of the Index. In addition, the allocation of companies in any single sector (or “weighting”) will not exceed a weighting of more than 20% greater than the weighting of that sector in the Parent Index. The Index rebalances quarterly and is reconstituted semi-annually.The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index. The Fund also may invest up to 20% of its assets in instruments other than the securities in the Index, such as derivatives, including index futures, which the Fund may use for cash management to provide for liquidity to pay redemptions and fees (attempting to remain fully invested while maintaining liquidity).The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated. As of the date of this Prospectus, the Fund is not concentrated in any industry or group of industries. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	VettaFi LLC (the “Index Provider”) constructs the Index in accordance with a rules-based methodology that screens for positive free cash flow and selects 100 growth companies with the highest score (each as described below) within the VettaFi Developed Market Ex US Index (the “Parent Index”). The Index Provider is not affiliated with the Fund or the Adviser. The Index is designed to deliver exposure to equity securities of non-U.S. developed markets of growth companies. To be included in the Index, these non-U.S. large-capitalization growth companies generally will have a positive “free cash flow growth trend” and have a high “free cash flow return on invested capital.” The initial Index universe is derived from the component companies of the Parent Index, excluding financial and real estate companies including real estate investment trusts.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The rules-based methodology assigns weightings by measuring a combination of total free cash flow and “absolute momentum,” which is defined as the absolute value of a company’s trailing 12-month, risk-adjusted total return and accounts for the magnitude of price fluctuations over the specified period without regard to whether the return is positive or negative. Individual companies are capped at 4% of the Index. The rules-based methodology also limits the weight assigned to companies in any one sector. That is, companies in any one sector will not exceed 45% of the Index. In addition, the allocation of companies in any single sector (or “weighting”) will not exceed a weighting of more than 20% greater than the weighting of that sector in the Parent Index. The Index rebalances quarterly and is reconstituted semi-annually.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities in the Victory International Free Cash Flow Growth Index (the “Index”).
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated. As of the date of this Prospectus, the Fund is not concentrated in any industry or group of industries. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time.
VictoryShares Small Cap Free Cash Flow ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities in the Victory U.S. Small Cap Free Cash Flow Index and at least 80% of its assets in equity securities with small market capitalizations (“Small Cap”). A company is considered to be Small Cap if its market capitalization is less than the greater of $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index, an index that is widely used as a proxy for the Small Cap market. As of September 30, 2026, 120% of the largest company in the Russell 2000® Index was $15.2 billion. The size of the largest company in the Russell 2000® Index changes with market conditions and the composition of the index.VettaFi LLC (the “Index Provider”) constructs the Index in accordance with a rules-based methodology that selects 200 companies from the VettaFi US Equity Mid/Small-Cap 2500 Index (the “Parent Index”). As of September 30, 2026, the Index had a market capitalization range from $80 million to $13.4 billion. The actual range of market capitalization will vary over time according to changes in market capitalization of the securities in the Parent Index. The Index Provider is not affiliated with the Fund or the Adviser.The Index is designed to deliver exposure to equity securities of U.S. issuers within the Parent Index that have high free cash flow yields (i.e., free cash flow divided by enterprise value). The initial Index universe is derived from the component companies of the Parent Index, excluding financial companies and real estate investment trusts. The Index Provider screens the initial universe of companies based on their projected free cash flows and earnings. Companies with negative projected free cash flows or earnings are removed from the Index universe. The remaining companies are ranked by their free cash flow yields. A growth score is then derived from each company’s growth metrics (e.g., sales trends and earnings trends) for the 300 companies with the highest free cash flow yields. The 200 companies with the highest growth scores are selected by the Index Provider for inclusion in the Index. Free CashFlow Yields =Money the company has left over after paying its operating expenses and capital expensesEnterprise Value: Total value of a company taking into consideration both the current share price (market capitalization) and the cost to pay off debt (net debt, or debt minus cash)The Adviser believes that free cash flow is a useful measure for investors as it shows the cash a company has available after operating expenses and capital expenditures, indicating the company’s financial health and efficiency. A positive free cash flow indicates a company’s ability to generate sufficient revenue to maintain operations and potentially return value to shareholders.The Index employs a rules-based methodology that assigns scores to certain attributes related to free cash flows. Securities that achieve a higher score, or “weighting,” comprise a proportionately higher amount of the Index. The rules-based methodology assigns weightings by measuring a combination of total free cash flow and free cash flow yield (that is, the yield that the company earns on its free cash flow). Individual companies are capped at 4% of the Index. The rules-based methodology also limits the amount of companies in any one sector. That is, companies in any one sector will not exceed 45% of the Index. In addition, the allocation of companies in any single sector (or “weighting”) will not exceed 20% of the weighting of that sector in the Parent Index. The Index rebalances quarterly and is reconstituted quarterly.The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index. The Fund also may invest up to 20% of its assets in instruments other than the securities in the Index, such as derivatives, including index futures, which the Fund may use for cash management to provide for liquidity to pay redemptions and fees (attempting to remain fully invested while maintaining liquidity).The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated. As of the date of this Prospectus, the Fund is not concentrated in any industry or group of industries. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A company is considered to be Small Cap if its market capitalization is less than the greater of $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index, an index that is widely used as a proxy for the Small Cap market.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Index employs a rules-based methodology that assigns scores to certain attributes related to free cash flows. Securities that achieve a higher score, or “weighting,” comprise a proportionately higher amount of the Index. The rules-based methodology assigns weightings by measuring a combination of total free cash flow and free cash flow yield (that is, the yield that the company earns on its free cash flow). Individual companies are capped at 4% of the Index. The rules-based methodology also limits the amount of companies in any one sector. That is, companies in any one sector will not exceed 45% of the Index. In addition, the allocation of companies in any single sector (or “weighting”) will not exceed 20% of the weighting of that sector in the Parent Index. The Index rebalances quarterly and is reconstituted quarterly.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities in the Victory U.S. Small Cap Free Cash Flow Index and at least 80% of its assets in equity securities with small market capitalizations (“Small Cap”).
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated.
VictoryShares Pioneer Asset-Based Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund seeks an attractive total return by investing primarily in “asset-based income investments.” Asset-based income investments include debt instruments that are collateralized by specific assets (e.g., collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), commercial mortgage-backed securities (“CMBS”), and asset-backed securities (“ABS”)). Asset-based income investments also include debt instruments whose cash flows are derived from, or are connected to, the performance of specific underlying assets (e.g., credit risk transfer securities (“CRTs”) and credit linked notes (“CLNs”)). The Adviser applies an asset-based credit underwriting process to seek diverse credit exposures to various areas outside of the corporate credit markets as well as diverse credit exposures outside of traditional fixed income benchmarks. For example, the Fund seeks to invest in liquid asset-based income investments that have exposure to privately issued loans and obligations (e.g., ABS that are backed by consumer loans, equipment loans, retail installment contracts; CMOs backed by loans made by specialty non-bank residential and commercial mortgage lenders; and CLOs backed by loans made by private credit lenders). The Fund seeks to provide an attractive total return primarily through high current income and secondarily through capital appreciation.Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in various U.S. dollar-denominated asset-based income investments. Asset-based income investments include, but are not limited to, securitized assets, such as ABS, including private and multi-class structures, pass-through certificates, residual certificates, and other instruments secured by financial, physical, and/or intangible assets (e.g., receivables or pools of receivables). These instruments also include agency and non-agency mortgage-backed securities (“MBS”), CMBS of various types, as well as debt and equity tranches of collateralized debt obligations (“CDOs”), CMOs, and CLOs. The Fund intends to invest in CMOs backed by both residential and commercial mortgages. The Fund also intends to invest in CLOs backed by loans, including CLOs backed by private credit loans (“Private Credit CLOs”) and loans made to medium sized borrowers (“Middle Market CLOs”). CLOs, CMOs, and ABS may be considered to be types of CDOs. The Fund intends to invest in these security types without any specific restriction. Across these security types, the Fund intends to invest in lower-rated tranches without any specific restriction, including below investment grade (i.e., securities rated lower than Baa3/BBB-) and unrated securities. The Fund does not intend to invest directly in private credit. The Fund intends to invest in private credit indirectly through securities that are collateralized by private credit exposure, such as Private Credit CLOs and Middle Market CLOs. Asset-based income investments also include CRTs, synthetic risk transfers (“SRTs”), and CLNs whose cash flows are connected to the performance of pools of assets, and loans as well as privately placed securities secured by specific assets. Derivative instruments that provide exposure to asset-based income investments or have similar economic characteristics may be used to satisfy the Fund’s 80% policy.The Fund will invest in a broad range of issuers and segments of the debt markets. Debt securities may include instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, those of U.S. and non-U.S. governmental entities (including government agencies and instrumentalities), secured and unsecured loans and other floating rate securities, subordinated debt securities, preferred securities, insurance-linked securities, certificates of deposit, money market securities, securities of other investment companies (including mutual funds, exchange-traded funds and closed-end funds) that invest primarily in debt securities, and cash, cash equivalents and other short-term holdings. The Fund intends to focus its portfolio investments in non-investment-grade debt securities. Generally, debt securities rated below the four highest credit grades by a public rating agency (or of equivalent quality if not publicly rated) are considered “below-investment-grade,” “high-yield,” or “junk” securities.The Fund may invest in securities of issuers in any market sector, industry, or market capitalization range. The Fund may also invest in Treasury Inflation Protected Securities (“TIPS”), and other inflation-linked debt securities.The Fund has no limit as to the maturity or duration of the securities in which it invests and maintains an average portfolio duration that varies based upon the judgment of the Fund’s investment adviser. The Fund invests in investments that feature fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind, and auction rate features.The Fund will invest in portfolio securities without limit in securities of any rating. Investment in securities of below-investment-grade quality, commonly referred to as “junk bonds,” involves substantial risk of loss.The Fund may invest in securities that are subordinated or “junior” to more senior securities of the issuer, including residual or equity tranches of securitized asset instruments.When the Adviser believes it is appropriate, the Fund will invest in derivative instruments, including, among other things, interest rate futures and credit default swaps. The Fund may use derivatives to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to seek event-linked exposure; to attempt to increase the Fund's return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The Fund also may hold cash or other short-term investments.The Fund’s investment objective and investment strategies are non-fundamental, and the Fund’s Board of Trustees (the “Board”) may change the investment objective without shareholder approval upon 60 days’ prior written notice to shareholders. Asset-based income investments that provide exposure to the private credit markets include securities collateralized by income streams from privately issued loans. While these privately issued loans generally pay higher returns, they involve greater risk because the borrowers generally are smaller companies and may be less credit-worthy than other larger or seasoned businesses.Agency MBS are issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored enterprises, including mortgage pass-through securities representing interests in pools of mortgage loans issued or guaranteed by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), or the Federal Home Loan Mortgage Corporation (“FHLMC”). Although securitized asset instruments typically represent pools of loans, in some cases they may consist of one large loan that is securitized and sold to capital market investors. At any given time, the Fund may have invested a substantial amount of its assets in any sector or subsector of the securitized asset markets. The Fund will concentrate its investments in mortgage-related securities. These investments may be structured such that payments consist of interest-only (“IO”), principal-only (“PO”) or principal and interest. The Fund may also invest in structured investments including credit linked notes (“CLNs”), adjustable rate mortgage loans (“ARMs”), and custodial receipts. The Fund may invest a substantial amount of its assets in “sub-prime” mortgage-related securities. The Fund also may invest in mortgage pass-through securities including securities eligible to be sold on the “to-be-announced” or TBA market. The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. MBS include credit risk transfer securities, which transfer the credit risk related to the MBS to the buyer of the security. Credit risk transfer securities are fixed or floating-rate unsecured general obligations issued by FNMA, FHLMC, or other government sponsored or private entities.The Fund’s investments in mortgage-related securities may include instruments, the underlying assets of which allow for balloon payments (where a substantial portion of a mortgage loan balance is paid at maturity, which can shorten the average life of the mortgage-backed instrument) or negative amortization payments (where as a result of a payment cap, payments on a mortgage loan are less than the amount of principal and interest owed, with excess amounts added to the outstanding principal balance, which can extend the average life of the mortgage-backed instrument).In selecting investments, the Adviser integrates fundamental analysis of individual investments and their sectors with a top-down view of the macroeconomic landscape. The Adviser uses a research oriented, value-driven approach to identify investments that it believes will perform well over market cycles in terms of income, total return and risk characteristics. The Adviser seeks to add value over the course of market cycles by identifying specific opportunities, including cyclical opportunities, with the potential for attractive risk-adjusted returns. The Adviser considers such factors as yield, interest rate risk, liquidity, instrument structure, credit and asset quality, perceived risk relative to other risk assets, and supply/demand technicals. In selecting among investments, the Adviser considers the relative value of particular investments. The Adviser also may employ sector rotation, which refers to the shifting of investments from one or more sectors or subsectors into one or more other sectors or subsectors.In addition to investment-specific factors, the Adviser considers broad economic factors in constructing a portfolio designed to achieve the Fund’s investment objective. In assessing the appropriate quality, sector weightings and duration of the portfolio, the Adviser considers a variety of factors that are expected to influence economic activity and interest rates.The Adviser may sell a portfolio security when it believes the security no longer will contribute to meeting the Fund’s investment objective. The Adviser makes that determination based on the same criteria it uses to select portfolio securities.The Fund is “actively managed” and does not seek to replicate the composition or performance of any particular index. Accordingly, the portfolio managers have discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective. Immediately after commencement of operations, the Fund will invest most of its assets in cash and U.S. government securities until it can fully deploy its assets in a manner consistent with its investment objective and principal investment strategies. During this “ramp-up” period, the Fund will not necessarily comply with its investment objective or principal investment strategies.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Asset-based income investments include, but are not limited to, securitized assets, such as ABS, including private and multi-class structures, pass-through certificates, residual certificates, and other instruments secured by financial, physical, and/or intangible assets (e.g., receivables or pools of receivables). These instruments also include agency and non-agency mortgage-backed securities (“MBS”), CMBS of various types, as well as debt and equity tranches of collateralized debt obligations (“CDOs”), CMOs, and CLOs. The Fund intends to invest in CMOs backed by both residential and commercial mortgages. The Fund also intends to invest in CLOs backed by loans, including CLOs backed by private credit loans (“Private Credit CLOs”) and loans made to medium sized borrowers (“Middle Market CLOs”). CLOs, CMOs, and ABS may be considered to be types of CDOs.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In addition to investment-specific factors, the Adviser considers broad economic factors in constructing a portfolio designed to achieve the Fund’s investment objective. In assessing the appropriate quality, sector weightings and duration of the portfolio, the Adviser considers a variety of factors that are expected to influence economic activity and interest rates.The Adviser may sell a portfolio security when it believes the security no longer will contribute to meeting the Fund’s investment objective. The Adviser makes that determination based on the same criteria it uses to select portfolio securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in various U.S. dollar-denominated asset-based income investments.
VictoryShares Short-Duration Municipal ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities and other obligations issued by or on behalf of states, counties, municipalities, territories and possessions of the United States and the District of Columbia and their authorities, political subdivisions, agencies and instrumentalities, the interest on which is expected to be excludable from gross income for federal income tax purposes (“municipal securities”). The Fund invests primarily in investment-grade municipal securities. The Fund may invest in municipal securities of any maturity. The Fund’s short-duration focus is implemented through its effective-duration policy described below.The Fund generally seeks to maintain an effective duration that is no more than two years shorter or two years longer than the effective duration of the Bloomberg Municipal Bond 3 Year (2-4) Total Return Index. “Effective duration” is a measure, expressed in years, of a bond’s or portfolio’s expected price sensitivity to changes in interest rates, taking into account the timing of expected cash flows and embedded features such as calls or prepayments.Municipal securities generally are issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, and water and sewer works. Municipal securities may be issued to repay outstanding obligations, to raise funds for general operating expenses, or to make loans to other institutions and facilities. They also may be issued by or on behalf of public authorities to finance various privately operated facilities, which are expected to benefit the municipality and its residents, such as business, manufacturing, housing, sports, and pollution control, as well as public facilities such as airports, mass transit systems, ports, and parking.In addition, during normal market conditions, at least 80% of the Fund’s net assets will consist of municipal securities the interest income from which is expected to be excludable from the calculation of federal alternative minimum tax (“AMT”). This policy may be changed only by a shareholder vote. The Fund may invest in variable-rate demand notes (“VRDNs”). VRDNs generally are long-term municipal securities with interest rates that reset periodically and a demand feature that permits the holder to tender the security to a remarketing agent or liquidity provider on short notice.The Fund may invest up to 20% of its net assets in securities that are rated below investment grade (also known as “high-yield” or “junk” bonds) or, if unrated, are determined by the Adviser to be of comparable quality.We manage the Fund based on the common sense premise that our investors value tax-exempt income over taxable capital gain distributions. When weighing the decision to buy or sell a security, we strive to balance the amount of the tax-exempt income, the credit risk of the issuer, and the price volatility of the bond. We generally intend to hold investments until maturity, resulting in lower portfolio turnover in the Fund, although these intentions may be adjusted in response to the market or other events.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Municipal securities generally are issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, and water and sewer works. Municipal securities may be issued to repay outstanding obligations, to raise funds for general operating expenses, or to make loans to other institutions and facilities. They also may be issued by or on behalf of public authorities to finance various privately operated facilities, which are expected to benefit the municipality and its residents, such as business, manufacturing, housing, sports, and pollution control, as well as public facilities such as airports, mass transit systems, ports, and parking.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	We manage the Fund based on the common sense premise that our investors value tax-exempt income over taxable capital gain distributions. When weighing the decision to buy or sell a security, we strive to balance the amount of the tax-exempt income, the credit risk of the issuer, and the price volatility of the bond. We generally intend to hold investments until maturity, resulting in lower portfolio turnover in the Fund, although these intentions may be adjusted in response to the market or other events.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities and other obligations issued by or on behalf of states, counties, municipalities, territories and possessions of the United States and the District of Columbia and their authorities, political subdivisions, agencies and instrumentalities, the interest on which is expected to be excludable from gross income for federal income tax purposes (“municipal securities”).
VictoryShares Municipal High Yield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities and other obligations issued by or on behalf of states, counties, municipalities, territories and possessions of the United States and the District of Columbia and their authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from regular federal income tax (“municipal securities”). Derivative instruments that provide exposure to municipal securities or have similar economic characteristics may be used to satisfy the Fund’s 80% policy.Municipal securities generally are issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, and water and sewer works. Municipal securities may be issued to repay outstanding obligations, to raise funds for general operating expenses, or to make loans to other institutions and facilities. They also may be issued by or on behalf of public authorities to finance various privately operated facilities, which are expected to benefit the municipality and its residents, such as business, manufacturing, housing, sports, and pollution control, as well as public facilities such as airports, mass transit systems, ports, and parking.The Fund does not have a specific portfolio duration target, range, or limit. The Fund may invest in municipal securities of any maturity. Municipal securities with longer maturities are generally more volatile than other fixed income securities with shorter maturities. The Fund may invest 25% or more of its assets in issuers in any one or more states or in municipal securities that finance projects in the same economic sector or of a similar project type (such as projects relating to health care, education, transportation, and utilities), subject to the Fund’s policy not to concentrate its investments in a particular industry or group of industries.The Fund primarily invests in “high-yield” municipal obligations. “High-yield” municipal obligations are commonly referred to as “junk bonds” and are considered speculative. For this purpose, “high-yield” municipal obligations are municipal obligations rated Baa1 or lower by Moody’s Investors Service, Inc. or BBB+ or lower by Standard and Poor’s Ratings Group or unrated securities determined by the adviser to be of comparable credit quality. The Fund may invest in securities in any rating category, including those in default, and in debtor-in-possession financings.Interest income from certain types of municipal obligations in which the Fund may invest generally may be subject to the federal alternative minimum tax (the “AMT”). The Fund may not be suitable for investors subject to the AMT. The rate of interest paid on municipal securities normally is lower than the rate of interest paid on taxable securities.The Fund’s investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed and floating rates, inverse floating rate, zero coupon, contingent, deferred and payment in kind, and auction rate features.The Fund may, but is not required to, use derivatives, such as synthetic municipal securities, inverse floating rate obligations, and credit default swaps. The Fund may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. With respect to credit default swaps, the Fund may purchase credit protection or sell (write) credit protection. The Fund also may invest in subordinated securities, asset-backed securities of any rating, including collateralized debt obligations, and may hold cash, or other short-term investments. The Fund’s investments may include mortgage-backed instruments, the underlying assets of which allow for balloon payments (where a substantial portion of a mortgage loan balance is paid at maturity, which can shorten the average life of the mortgage-backed instrument) or negative amortization payments (where as a result of a payment cap, payments on a mortgage loan are less than the amount of principal and interest owed, with excess amounts added to the outstanding principal balance, which can extend the average life of the mortgage-backed instrument).The Fund may invest up to 20% of its net assets in inverse floating rate obligations.The Fund may invest up to 20% of its net assets in taxable investments, including securities of other investment companies (including mutual funds, exchange-traded funds and closed-end funds), commercial paper, U.S. government securities, U.S. or foreign bank instruments, and repurchase agreements.The Adviser considers both broad economic factors and issuer specific factors in selecting investments. In assessing the appropriate maturity and rating weighting of the Fund’s portfolio, the Adviser considers a variety of factors that are expected to influence economic activity and interest rates. The Adviser selects individual securities to buy and sell based upon such factors as a security’s yield, liquidity and rating, an assessment of credit quality, and issuer diversification.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Municipal securities generally are issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, and water and sewer works. Municipal securities may be issued to repay outstanding obligations, to raise funds for general operating expenses, or to make loans to other institutions and facilities. They also may be issued by or on behalf of public authorities to finance various privately operated facilities, which are expected to benefit the municipality and its residents, such as business, manufacturing, housing, sports, and pollution control, as well as public facilities such as airports, mass transit systems, ports, and parking.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Adviser considers both broad economic factors and issuer specific factors in selecting investments. In assessing the appropriate maturity and rating weighting of the Fund’s portfolio, the Adviser considers a variety of factors that are expected to influence economic activity and interest rates. The Adviser selects individual securities to buy and sell based upon such factors as a security’s yield, liquidity and rating, an assessment of credit quality, and issuer diversification.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities and other obligations issued by or on behalf of states, counties, municipalities, territories and possessions of the United States and the District of Columbia and their authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from regular federal income tax (“municipal securities”).
VictoryShares Pioneer Mortgage-Backed Securities ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of mortgage-related instruments. Mortgage-related instruments include agency and non-agency mortgage-backed securities (“MBS”), such as commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), and uniform mortgage-backed securities (“UMBS”), collateralized mortgage obligations (“CMOs”), including private and multi-class structures, stripped mortgage-backed securities, mortgage pass-through securities, credit risk transfer securities (“CRTs”), and other securities or instruments representing an interest in or secured by or related to mortgages, including asset-backed securities and securities of other investment companies (including mutual funds, exchange-traded funds, and closed-end funds) that invest primarily in mortgage-related instruments. Derivative instruments that provide exposure to mortgage-related investments or have similar economic characteristics may be treated as mortgage-related investments under the Fund’s 80% policy. Agency MBS are issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored enterprises, including mortgage pass-through securities representing interests in pools of mortgage loans issued or guaranteed by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), or the Federal Home Loan Mortgage Corporation (“FHLMC”). MBS and other mortgage-related investments may be structured such that payments consist of interest-only (“IO”), principal-only (“PO”) or principal and interest. The Fund may also invest in structured investments including adjustable rate mortgage loans (“ARMs”), and custodial receipts. The Fund may invest in mortgage pass-through securities including securities eligible to be sold on the “to-be-announced” or TBA market. The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. MBS include credit risk transfer securities, which transfer the credit risk related to the MBS to the buyer of the security. Credit risk transfer securities are fixed or floating-rate unsecured general obligations issued by FNMA, FHLMC, or other government sponsored or private entities. Although mortgage-related instruments typically represent pools of loans, in some cases they may consist of one large loan that is securitized and sold to capital market investors.The Fund also may invest in other fixed income instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or non-U.S. governmental entities, and other asset-backed securities, including collateralized debt obligations (“CDOs”) and collateralized loan obligations (“CLOs”).The Fund invests in securities of any maturity and duration. The maturity of a fixed income security is a measure of the time remaining until final payment on the security is due. The Fund’s investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, when-issued, delayed delivery, to be announced and forward commitment, contingent, deferred, payment in kind and auction rate features.The Fund will invest primarily in securities rated investment grade (that is, securities rated Baa3/BBB- or higher, or if unrated, determined to be of comparable credit quality by the Adviser). The Adviser may use (but is not required to use in any given situation) derivatives, including interest rate futures, primarily to manage the Fund’s average duration, credit, and currency exposures. The Fund may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, or interest rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The Fund may hold cash or other short-term investments.The Adviser considers both broad economic and issuer specific factors in selecting investments. In assessing the appropriate maturity, credit quality and sector weightings of the portfolio, the adviser considers a variety of factors that are expected to influence economic activity and interest rates. The Fund’s allocation among investments depends upon the Adviser’s outlook for economic, interest rate and political trends. At any given time, the Fund may have a substantial amount of its assets in any one of such different sectors or categories of mortgage-related and asset-backed securities (e.g., agency RMBS, non-agency RMBS, CMBS, and other structured products). The Adviser seeks to provide exposure to those areas of the fixed income market that the investment adviser anticipates will provide value, while seeking to minimize exposure to those areas it anticipates will provide less value. The Adviser intends to manage the Fund by reference to the Bloomberg U.S. Mortgage-Backed Securities Index.The Adviser selects individual securities to buy and sell based upon such factors as a security’s yield, liquidity and rating, an assessment of credit quality, and sector and issuer diversification. The Adviser also employs fundamental research to assess an issuer’s credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment, and management ability. The Adviser also makes investment decisions based on technical factors such as price momentum, market sentiment, and supply or demand imbalances.The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Mortgage-related instruments include agency and non-agency mortgage-backed securities (“MBS”), such as commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), and uniform mortgage-backed securities (“UMBS”), collateralized mortgage obligations (“CMOs”), including private and multi-class structures, stripped mortgage-backed securities, mortgage pass-through securities, credit risk transfer securities (“CRTs”), and other securities or instruments representing an interest in or secured by or related to mortgages, including asset-backed securities and securities of other investment companies (including mutual funds, exchange-traded funds, and closed-end funds) that invest primarily in mortgage-related instruments. Derivative instruments that provide exposure to mortgage-related investments or have similar economic characteristics may be treated as mortgage-related investments under the Fund’s 80% policy. Agency MBS are issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored enterprises, including mortgage pass-through securities representing interests in pools of mortgage loans issued or guaranteed by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), or the Federal Home Loan Mortgage Corporation (“FHLMC”). MBS and other mortgage-related investments may be structured such that payments consist of interest-only (“IO”), principal-only (“PO”) or principal and interest.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Adviser selects individual securities to buy and sell based upon such factors as a security’s yield, liquidity and rating, an assessment of credit quality, and sector and issuer diversification. The Adviser also employs fundamental research to assess an issuer’s credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment, and management ability. The Adviser also makes investment decisions based on technical factors such as price momentum, market sentiment, and supply or demand imbalances.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of mortgage-related instruments.
VictoryShares Pioneer Active Credit ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund employs a flexible investment approach that selects investments from a broad range of issuers and segments of the U.S. and non-U.S. fixed-income markets, such as investment-grade and high-yield corporate bonds, U.S. and non-U.S. government bonds, and asset-backed and mortgage-backed securities. As a secondary component of its overall strategy, the Fund’s portfolio management team uses derivatives in an effort to limit credit and interest rate risks. In pursuing the Fund’s investment objective, the Fund seeks to generate returns that have low correlation to traditional equity and fixed income markets over the long term. The Fund is actively managed and does not seek to follow any particular index, nor is it constrained to invest in the securities included in the Fund’s benchmark index. The Fund allocates its assets among global fixed income sectors based on current market conditions and uses risk hedges to limit volatility arising from interest rate and credit spread movements.Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in fixed-income investments. Fixed-income investments may include instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or non-U.S. governmental entities, mortgage-related or mortgage-backed securities (including commercial mortgage-backed securities (“CMBS”), collateralized mortgage obligations (“CMOs”), and “sub-prime” mortgages), asset-backed securities, floating-rate loans, convertible securities, preferred securities, Treasury Inflation Protected Securities (“TIPS”), and other inflation-linked debt securities, subordinated debt securities, insurance-linked securities, municipal debt securities, and securities of other investment companies (including mutual funds, exchange-traded funds, and closed-end funds) that invest primarily in fixed income investments. Derivative instruments that provide exposure to fixed income investments or have similar economic characteristics may be treated as fixed income investments under the Fund’s 80% policy.The Fund may engage in active and frequent trading of portfolio securities, which could increase transaction costs.Under normal circumstances, the Fund may invest a substantial portion of its assets in asset-backed securities and mortgage-related securities, including CMBS, CMOs, and other mortgage-related securities issued by private issuers. The Fund’s investments in mortgage-related securities may include instruments whose underlying assets allow “balloon payments” or negative amortization payments. Balloon payments allow mortgage borrowers to pay a substantial portion of the balance at maturity, which can shorten the average life of the mortgage-backed instrument. A negative amortization payment means that a borrower's mortgage payment is insufficient to cover the amount of interest owed, and the difference is added to the principal of the loan due at maturity. This can result from a payment cap feature of a mortgage.The Fund invests in securities of any maturity and duration. The maturity of a fixed-income security is a measure of the time remaining until final payment on the security is due. Duration seeks to measure the price sensitivity of a fixed income security to changes in interest rates. Unlike maturity, duration takes into account interest payments that occur throughout the course of holding the bond. The longer a portfolio’s duration, the more sensitive it will be to changes in interest rates. For example, if the Fund has a two-year duration, then all other things being equal, the Fund will decrease in value by two percent if interest rates rise one percent.The Fund’s investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, when-issued, delayed delivery, to be announced and forward commitment, contingent, deferred, payment in kind, and auction rate features.The Fund may invest in debt securities rated below investment grade or determined to be of equivalent quality by the Adviser. Debt securities rated below investment grade are commonly referred to as “junk bonds” and are considered speculative. The Fund’s investments in debt securities rated below investment grade may include securities that are in default.The Fund may invest in securities of non-U.S. issuers, including securities of issuers in emerging markets.The Adviser selects individual securities to buy and sell based upon such factors as a security’s yield, liquidity and rating, an assessment of credit quality, and sector and issuer diversification. The Adviser also employs fundamental research to assess an issuer’s credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. The Adviser also makes investment decisions based on technical factors such as price momentum, market sentiment, and supply or demand imbalances.The Fund may consider various non-financial ratings or factors, where applicable, through quantitative models or qualitative assessment. The significance these considerations have on security selection varies widely, as the analysis is inherently subjective. Further, the consideration of such factors may not apply to certain instruments and the considerations of such factors is only a part of the investment process.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Fixed-income investments may include instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or non-U.S. governmental entities, mortgage-related or mortgage-backed securities (including commercial mortgage-backed securities (“CMBS”), collateralized mortgage obligations (“CMOs”), and “sub-prime” mortgages), asset-backed securities, floating-rate loans, convertible securities, preferred securities, Treasury Inflation Protected Securities (“TIPS”), and other inflation-linked debt securities, subordinated debt securities, insurance-linked securities, municipal debt securities, and securities of other investment companies (including mutual funds, exchange-traded funds, and closed-end funds) that invest primarily in fixed income investments. Derivative instruments that provide exposure to fixed income investments or have similar economic characteristics may be treated as fixed income investments under the Fund’s 80% policy.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Adviser selects individual securities to buy and sell based upon such factors as a security’s yield, liquidity and rating, an assessment of credit quality, and sector and issuer diversification. The Adviser also employs fundamental research to assess an issuer’s credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. The Adviser also makes investment decisions based on technical factors such as price momentum, market sentiment, and supply or demand imbalances.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in fixed-income investments.
VictoryShares Pioneer Equity Premium Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities and equity-related investments. Equity securities and equity-related investments include common and preferred stocks, depositary receipts, warrants, rights, equity-linked notes (“ELNs”), master limited partnerships, equity interests in real estate investment trusts (“REITs”), and other equity interests, such as securities of other investment companies (including mutual funds, exchange-traded funds, and closed-end funds) that invest primarily in equity securities. The Fund may invest in securities of issuers of any market capitalization, and in securities in any industry or market sector. The Fund may invest in initial public offerings of equity securities. Derivative instruments that provide exposure to equity securities and equity-related investments or have similar economic characteristics may be treated as equity securities and equity-related investments under the Fund’s 80% policy.The Fund may invest up to 60% of its net assets in ELNs. ELNs are structured products that consist of two main components: a fixed income component in the form of a bond or note paying a stated interest rate (premium), and an equity-linked component tied to the performance of one or more underlying reference securities (usually a single stock, a basket of stocks or a stock index). Under the structure, current payments typically are made in exchange for a limit on the capital appreciation potential of the reference securities during the term of the note. The ELN retains the downside risk associated with the reference securities. In addition, the Fund may write (sell) covered call and put options on common stocks or other reference securities. The Fund focuses on investments that offer a stream of income. The Fund’s investments in ELNs are intended to generate current income based on the interest rate paid by the ELNs. In addition to investments that offer a stream of income, the Fund may also invest in securities and instruments that are not income-producing. The Fund may invest in securities and instruments that are not income-producing for purposes of seeking capital appreciation or managing risk or other portfolio characteristics, and securities are not selected based on anticipated dividend payments.Subject to its 80% policy with respect to investment in equity securities and equity-related investments, the Fund may invest in investment-grade and below-investment-grade debt securities (known as “junk bonds”).The Fund may, but is not required to, use derivatives, such as options, stock index futures and index-based total return swap contracts. The Fund may use derivatives for a variety of other purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The Fund may invest without limit in derivative instruments. However, the Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.The Fund invests mainly in U.S. issuers and ELNs and other investments tied to the performance of U.S. issuers. The Fund considers U.S. issuers to include: issuers organized under the laws of the United States, issuers with a principal office in the United States, issuers whose equity securities are traded principally in the United States, issuers that derive at least 50% of their gross revenues or profits from goods or services produced in the United States or sales made in the United States, or issuers that have at least 50% of their assets in the United States. The ELNs in which the Fund invests generally are not listed on a U.S. exchange and typically are traded in the over-the-counter market.The Fund may invest up to 20% of its net assets in securities of non-U.S. issuers. The Fund will not invest more than 10% of its net assets in the securities of emerging market issuers. The Fund does not count securities of Canadian issuers against the limit on investment in securities of non-U.S. issuers. In addition to investing in securities denominated in non-U.S. currencies, the Fund may hold non-U.S. currencies and purchase and sell forward currency exchange contracts in non-U.S. currencies. The Fund’s currency and currency-related investments may be used to adjust overall currency exposures, including as a means of seeking incremental return, which may be considered a speculative technique.In selecting investments, the Adviser considers the investment’s income and return potential in view of such factors as the sustainability of the issuer’s earnings and financial condition. The Adviser generally favors those securities it perceives to be undervalued. In selecting equity securities, the Adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations. Among other things, the Adviser focuses on an issuer’s deployment of capital and return on capital. The Adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Adviser focuses on the quality and valuation of issuers and securities. Investments typically are sold when the Adviser’s overall assessment of market and economic conditions changes or the assessments of the attributes of individual holdings or investment types change.The Fund may consider various non-financial ratings or factors, where applicable, through quantitative models or qualitative assessment. The significance these considerations have on security selection varies widely, as the analysis is inherently subjective. Further, the consideration of such factors may not apply to certain instruments and the consideration of such factors is only a part of the investment process. Consequently, the Fund should not be viewed as following a sustainability-focused investment approach, and the application of these factors may be inconsistent across the portfolio.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Equity securities and equity-related investments include common and preferred stocks, depositary receipts, warrants, rights, equity-linked notes (“ELNs”), master limited partnerships, equity interests in real estate investment trusts (“REITs”), and other equity interests, such as securities of other investment companies (including mutual funds, exchange-traded funds, and closed-end funds) that invest primarily in equity securities. The Fund may invest in securities of issuers of any market capitalization, and in securities in any industry or market sector. The Fund may invest in initial public offerings of equity securities. Derivative instruments that provide exposure to equity securities and equity-related investments or have similar economic characteristics may be treated as equity securities and equity-related investments under the Fund’s 80% policy.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting investments, the Adviser considers the investment’s income and return potential in view of such factors as the sustainability of the issuer’s earnings and financial condition. The Adviser generally favors those securities it perceives to be undervalued. In selecting equity securities, the Adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations. Among other things, the Adviser focuses on an issuer’s deployment of capital and return on capital. The Adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Adviser focuses on the quality and valuation of issuers and securities. Investments typically are sold when the Adviser’s overall assessment of market and economic conditions changes or the assessments of the attributes of individual holdings or investment types change.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities and equity-related investments.
VictoryShares WestEnd Dynamic Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in the shares of exchange-traded funds (“ETFs”) that invest in equity securities.Such ETFs will include U.S. sector-specific equity ETFs and country-specific, broad, market-cap weighted equity ETFs. The Fund’s investments in an ETF will count toward its “80%” policy to the extent that the ETF has a policy to invest 80% or more of its assets in equity securities.Victory Capital Management Inc. (the “Adviser”) serves as the Fund’s investment adviser. WestEnd Advisors (“WestEnd”), an investment franchise of the Adviser, is responsible for the day-to-day investment management of the Fund.In selecting ETFs for the Fund’s portfolio, WestEnd implements a quantitative process that ranks U.S. sectors and individual countries according to numerous factors across macroeconomic, fundamental, valuation, and market data. Allocations are made to a diversified selection of sectors ranked highly by the Adviser and a diversified selection of countries ranked highly by the Adviser. At least 35% of the Fund’s assets will be invested in ETFs that invest primarily in securities of U.S. issuers. The Fund considers an ETF to be invested primarily in securities of U.S. issuers if the ETF has a policy to invest 80% or more in securities of issuers that are deemed to be economically tied to the United States if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in the United States; (ii) a majority of the issuer’s revenues are derived from the United States; or (iii) a majority of the issuer’s assets are located in the United States.WestEnd allocates investments to a selection of five sectors in the United States and four or five countries outside of the United States. It determines the allocation between U.S. to non-U.S. sectors based on the relative ranking of the United States within the country selection framework (ranges between 35% to 85%, versus the benchmark's U.S. weight of approximately 60% as of mid-2024). WestEnd weights sectors within the United States according to the market capitalizations of the underlying sector indices, and country allocations outside of the United States are weighted according to the market capitalizations of the underlying country indices.WestEnd invests with reference to the GICS® classification framework for its U.S. sector investments. For implementation, the Fund currently intends to invest in the State Street SPDR® sector suite of ETFs.WestEnd evaluates a range of indicators to rank each U.S. sector and each country in terms of attractiveness. These indicators incorporate macroeconomic, fundamental, valuation, and market data that WestEnd has determined to be useful in evaluating potential investment performance of particular market segments, regions and countries over time. Each indicator that is evaluated generally must satisfy the following criteria: 1) makes intuitive economic sense in terms of investment rationale; 2) has demonstrated historical efficacy as an investment signal, preferably over multiple economic cycles; and 3) tends not to be strongly correlated with other signals in the strategy. The list of indicators currently includes real interest rates, interest rate spreads, currency value and momentum scores, leading economic indicators, standardized value scores, multi-factor scores, momentum scores, earnings momentum scores, and standardized implied volatility scores. WestEnd generates an overall score for each country/U.S. sector by aggregating the scores across the individual indicator rankings, which is then used to determine portfolio allocations. Within each framework, the indicators utilized are equally weighted. WestEnd will update these indicators as warranted in the context of its investment process.WestEnd maintains a universe of one corresponding ETF for each potential market segment (sector or country) to which the Fund may allocate. The ETF universe currently includes the SPDR® sector suite of ETFs managed by State Street as well as the iShares® country suite of ETFs managed by Blackrock. Each ETF's underlying exposures align with WestEnd’s desired sector and country allocations. These ETFs are passive and use a market-capitalization weighting methodology. Rankings for the sectors and countries that correspond to each ETF are generated from the sector and country allocation framework used by the ETF.As a result of its investment strategy, the Fund may experience annual portfolio turnover in excess of 100%.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Such ETFs will include U.S. sector-specific equity ETFs and country-specific, broad, market-cap weighted equity ETFs. The Fund’s investments in an ETF will count toward its “80%” policy to the extent that the ETF has a policy to invest 80% or more of its assets in equity securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting ETFs for the Fund’s portfolio, WestEnd implements a quantitative process that ranks U.S. sectors and individual countries according to numerous factors across macroeconomic, fundamental, valuation, and market data. Allocations are made to a diversified selection of sectors ranked highly by the Adviser and a diversified selection of countries ranked highly by the Adviser. At least 35% of the Fund’s assets will be invested in ETFs that invest primarily in securities of U.S. issuers. The Fund considers an ETF to be invested primarily in securities of U.S. issuers if the ETF has a policy to invest 80% or more in securities of issuers that are deemed to be economically tied to the United States if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in the United States; (ii) a majority of the issuer’s revenues are derived from the United States; or (iii) a majority of the issuer’s assets are located in the United States.WestEnd allocates investments to a selection of five sectors in the United States and four or five countries outside of the United States. It determines the allocation between U.S. to non-U.S. sectors based on the relative ranking of the United States within the country selection framework (ranges between 35% to 85%, versus the benchmark's U.S. weight of approximately 60% as of mid-2024). WestEnd weights sectors within the United States according to the market capitalizations of the underlying sector indices, and country allocations outside of the United States are weighted according to the market capitalizations of the underlying country indices.WestEnd invests with reference to the GICS® classification framework for its U.S. sector investments. For implementation, the Fund currently intends to invest in the State Street SPDR® sector suite of ETFs.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in the shares of exchange-traded funds (“ETFs”) that invest in equity securities.
Class A Class C Class I Shares [Member] | Victory Market Neutral Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund pursues its investment objective by implementing a proprietary, “market neutral” investment strategy designed to seek income from its investments while maintaining a low correlation to the foreign and domestic equity and bond markets.The Fund uses a multi-strategy approach. First, it seeks income from long positions in foreign and domestic dividend producing equity securities of any market capitalization size. Second, the Fund seeks to offset market risk by selling short high-correlating equity index futures contracts, such as the S&P 500® Index, Russell 2000® or MSCI EAFE + Emerging Markets Indexes, or exchange-traded funds (“ETFs”) that track such indexes.The Fund seeks to offset the remaining market risk by investing in long futures positions in the Nasdaq-100® Index and short futures positions in the S&P 500® Index, or use similar strategies the Adviser deems appropriate and necessary under current market conditions.
MCI [Member] | Victory Market Neutral Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund pursues its investment objective by implementing a proprietary, “market neutral” investment strategy designed to seek income from its investments while maintaining a low correlation to the foreign and domestic equity and bond markets.The Fund uses a multi-strategy approach. First, it seeks income from long positions in foreign and domestic dividend producing equity securities of any market capitalization size. Second, the Fund seeks to offset market risk by selling short high-correlating equity index futures contracts, such as the S&P 500® Index, Russell 2000® or MSCI EAFE + Emerging Markets Indexes, or exchange-traded funds (“ETFs”) that track such indexes.The Fund seeks to offset the remaining market risk by investing in long futures positions in the Nasdaq-100® Index and short futures positions in the S&P 500® Index, or use similar strategies the Adviser deems appropriate and necessary under current market conditions.